Baird Short-Term Municipal Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2023 (Insured by BAM)	$1,050,000	$1,075,885
4.000%, 11/01/2024 (Insured by BAM)	185,000	193,427
4.000%, 11/01/2025 (Insured by BAM)	225,000	238,306
4.000%, 11/01/2026 (Insured by BAM)	250,000	267,547
4.000%, 11/01/2027 (Insured by BAM)	375,000	404,516
4.000%, 11/01/2028 (Insured by BAM)	170,000	185,537
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	10,000,000	10,571,288
Alabama Housing Finance Authority,
1.500%, 11/01/2022 (Mandatory Tender Date 05/01/2022)(Insured by HUD) (1)	775,000	775,204
Alabama Incentives Financing Authority,
5.000%, 09/01/2023	650,000	678,705
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	395,000	395,608
Birmingham Airport Authority:
5.000%, 07/01/2024 (Insured by BAM)	190,000	201,871
5.000%, 07/01/2025 (Insured by BAM)	500,000	542,959
5.000%, 07/01/2026 (Insured by BAM)	450,000	498,338
Birmingham-Jefferson Civic Center Authority:
5.000%, 05/01/2024	430,000	455,916
5.000%, 05/01/2026	500,000	555,994
Black Belt Energy Gas District,
1.205%, 12/01/2048 (1 Month LIBOR USD + 0.900%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,730,000	1,730,415
Chilton County Health Care Authority,
5.000%, 11/01/2024	825,000	884,631
Choctaw County School,
2.000%, 03/01/2024 (Insured by BAM)	1,230,000	1,227,890
City of Hartselle AL:
2.000%, 06/01/2024 (Insured by BAM)	120,000	118,678
2.000%, 06/01/2025 (Insured by BAM)	225,000	220,670
2.000%, 06/01/2026 (Insured by BAM)	225,000	218,830
2.000%, 06/01/2027 (Insured by BAM)	810,000	779,504
City of Opelika AL,
3.000%, 10/01/2022	445,000	448,920
City of Phenix AL:
3.000%, 08/15/2022 (Insured by BAM)	500,000	502,916
3.000%, 08/15/2023 (Insured by BAM)	100,000	101,341
2.000%, 04/01/2027	2,110,000	2,072,615
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	679,350
County of Morgan AL:
3.000%, 04/01/2022	135,000	135,000
4.000%, 04/01/2023	210,000	214,839
4.000%, 04/01/2024	220,000	228,797
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	275,113
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2023 (Insured by BAM)	100,000	102,108
5.000%, 03/01/2024 (Insured by BAM)	140,000	147,980
Jacksonville State University,
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by AGM)	890,000	945,679
Lauderdale County Agriculture Center Authority:
2.000%, 07/01/2022	450,000	450,816
5.000%, 07/01/2024	495,000	524,808
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	519,098
5.000%, 07/01/2026 (Pre-refunded to 07/01/2024)	545,000	580,904
5.000%, 07/01/2027 (Pre-refunded to 07/01/2024)	570,000	607,552
5.000%, 07/01/2028 (Pre-refunded to 07/01/2024)	600,000	639,528
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	376,764
Mobile County Board of School Commissioners,
5.000%, 03/01/2023	875,000	900,734
Pickens County Water Authority:
3.000%, 01/01/2023 (Insured by BAM)	155,000	156,132
3.000%, 01/01/2024 (Insured by BAM)	100,000	101,620
3.000%, 01/01/2025 (Insured by BAM)	160,000	163,549
Selma Industrial Development Board,
2.000%, 11/01/2033 (Mandatory Tender Date 10/01/2024) (1)	750,000	742,442
Southeast Alabama Gas Supply District,
1.205%, 04/01/2049 (1 Month LIBOR USD + 0.900%)(Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	750,000	750,428
Tallassee Board of Education:
4.000%, 08/01/2027 (Insured by AGM)	360,000	390,135
4.000%, 08/01/2028 (Insured by AGM)	405,000	443,035
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)	825,000	851,088
Vestavia Hills Board of Education,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,250,000	1,385,478
West Escambia Utilities, Inc.,
2.400%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	760,000	761,539
Total Alabama (Cost $39,524,754)		38,422,027	1.8%

Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)	7,295,000	7,530,383
4.000%, 12/01/2048 (Callable 06/01/2027)	1,980,000	2,046,079
Alaska Industrial Development & Export Authority:
5.000%, 10/01/2022	550,000	559,565
5.000%, 10/01/2023	600,000	626,224
Alaska Municipal Bond Bank Authority,
5.000%, 12/01/2030 (Callable 06/01/2026)	1,450,000	1,595,239
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,615,000	6,135,162
University of Alaska:
5.000%, 10/01/2024	800,000	852,503
4.000%, 10/01/2025	330,000	348,206
4.000%, 10/01/2026 (Callable 10/01/2023)	1,400,000	1,437,662
5.000%, 10/01/2026	865,000	959,928
Total Alaska (Cost $22,645,580)		22,090,951	1.0%

Arizona
Arizona Health Facilities Authority:
5.000%, 12/01/2025 (Callable 12/01/2024)	1,500,000	1,616,448
2.310%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/05/2022)(Mandatory Tender Date 02/01/2023) (2)	200,000	200,898
Arizona Industrial Development Authority:
4.000%, 05/01/2022	300,000	300,149
3.000%, 07/01/2022 (3)	25,000	25,023
5.000%, 02/01/2023	1,000,000	1,027,671
4.000%, 08/01/2023 (3)	520,000	526,350
5.000%, 05/01/2025	405,000	411,198
5.000%, 07/01/2027 (Callable 07/01/2026)	165,000	175,454
5.000%, 07/01/2028 (Callable 07/01/2026)	170,000	180,194
4.625%, 08/01/2028 (3)	375,000	396,552
5.000%, 07/01/2029 (Callable 07/01/2026)	160,000	169,174
5.000%, 07/01/2030 (Callable 07/01/2026)	190,000	200,329
5.000%, 07/01/2031 (Callable 07/01/2026)	195,000	205,203
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	885,000	893,375
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory Tender Date 08/14/2023) (1)	265,000	266,141
City of Tucson AZ,
5.000%, 07/01/2026 (Insured by AGM)	500,000	552,644
Glendale Industrial Development Authority:
5.250%, 05/15/2022	550,000	552,729
4.000%, 05/15/2025 (Callable 05/15/2024)	340,000	353,211
4.000%, 05/15/2026 (Callable 05/15/2024)	205,000	213,617
Industrial Development Authority of the County of Pima:
4.000%, 07/01/2022	105,000	105,592
4.000%, 07/01/2023	265,000	270,429
4.000%, 09/01/2029 (Callable 03/01/2023)	3,700,000	3,766,208
5.000%, 06/15/2052 (Callable 06/15/2022) (3)	220,000	221,664
Maricopa County AZ,
5.000%, 04/01/2025 (Pre-refunded to 04/01/2024)	385,000	399,272
Maricopa County Industrial Development Authority:
4.000%, 07/01/2024 (Insured by SD CRED PROG)	135,000	139,624
5.000%, 01/01/2048 (Mandatory Tender Date 10/18/2024) (1)	1,050,000	1,124,118
Maricopa County Pollution Control Corp.,
1.050%, 01/01/2038 (Mandatory Tender Date 06/01/2022) (1)	1,250,000	1,248,749
Maricopa County Unified School District No. 89,
5.000%, 07/01/2027 (Callable 07/01/2024)	450,000	477,810
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	2,776,526
Santa Cruz County Jail District,
5.000%, 07/01/2029 (Callable 07/01/2027)(Insured by AGM)	150,000	167,508
University of Arizona,
5.000%, 06/01/2032 (Callable 06/01/2026)	1,020,000	1,131,976
Total Arizona (Cost $20,489,632)		20,095,836	1.0%

Arkansas
Arkansas Development Finance Authority:
4.000%, 07/01/2023	110,000	111,496
4.000%, 07/01/2024	100,000	101,693
4.000%, 07/01/2025	140,000	142,869
4.000%, 07/01/2026	190,000	194,649
4.000%, 07/01/2027	225,000	230,958
4.000%, 07/01/2028	230,000	234,366
Arkansas Technical University:
3.000%, 05/01/2024	165,000	167,766
3.000%, 05/01/2025	220,000	225,001
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	204,135
Batesville Public Facilities Board:
5.000%, 06/01/2024	1,000,000	1,047,785
5.000%, 06/01/2025	1,385,000	1,478,015
5.000%, 06/01/2026	850,000	922,515
Benton Washington Regional Public Water Authority:
5.000%, 10/01/2025 (Insured by BAM)	465,000	508,936
5.000%, 10/01/2026 (Insured by BAM)	1,000,000	1,114,254
City of Bentonville AR,
1.050%, 11/01/2046 (Callable 11/01/2028)	3,750,000	3,676,724
City of Brookland AR,
1.500%, 09/01/2046 (Callable 09/01/2026)	1,000,000	947,562
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	35,113
City of Elkins AR:
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)	500,000	478,282
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)	550,000	527,583
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	1,870,000	1,845,350
3.050%, 01/01/2047 (Callable 01/01/2027)	465,000	466,940
City of Forrest City AR,
1.550%, 11/01/2044 (Callable 11/01/2029)	1,000,000	949,203
City of Heber Springs AR:
3.000%, 11/01/2022 (Insured by BAM)	50,000	50,425
3.000%, 11/01/2023 (Insured by BAM)	40,000	40,615
3.000%, 11/01/2023 (Insured by BAM)	185,000	187,844
3.000%, 11/01/2024 (Insured by BAM)	115,000	117,432
3.000%, 11/01/2025 (Insured by BAM)	125,000	128,210
3.000%, 11/01/2026 (Insured by BAM)	105,000	107,981
City of Hot Springs AR:
3.000%, 10/01/2023 (Insured by BAM)	510,000	517,074
3.000%, 10/01/2024 (Insured by BAM)	1,110,000	1,129,639
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	263,971
City of Little Rock AR,
5.000%, 12/01/2022 (Insured by BAM)	150,000	153,494
City of Lonoke AR,
5.000%, 06/01/2023	160,000	165,760
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)(Insured by BAM)	5,000	4,997
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	60,000	59,945
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	305,000	303,741
City of Mountain Home AR:
3.000%, 09/01/2025	500,000	511,698
3.000%, 09/01/2026	865,000	889,013
3.000%, 09/01/2027	940,000	966,701
3.000%, 09/01/2028	665,000	683,160
City of Mountain View AR,
1.375%, 11/01/2050 (Callable 11/01/2027)(Insured by BAM)	685,000	670,162
City of North Little Rock AR:
5.000%, 11/01/2024	305,000	326,253
5.000%, 11/01/2025	510,000	559,049
5.000%, 11/01/2026	535,000	600,799
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	405,000	404,003
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,065,000	1,086,802
City of Russellville AR,
4.000%, 07/01/2040 (Pre-refunded to 07/01/2023)(Insured by AGM)	165,000	169,528
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	70,000	70,713
City of Springdale AR:
5.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	150,000	153,142
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	310,000	310,234
Conway Health Facilities Board:
5.000%, 08/01/2023	500,000	519,326
5.000%, 08/01/2024	410,000	435,342
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	1,130,000	1,125,952
County of Pulaski AR,
5.000%, 03/01/2031 (Callable 09/01/2026)	760,000	846,103
Dumas Arkansas School District No. 6:
1.450%, 02/01/2023 (Callable 08/01/2022)(Insured by ST AID)	245,000	244,592
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	245,000	243,631
Jacksonville North Pulaski County School District,
4.000%, 06/01/2029 (Callable 06/01/2027)(Insured by ST AID)	1,240,000	1,334,028
Lonoke White Public Water Authority,
3.000%, 12/01/2022 (Insured by BAM)	100,000	100,991
National Park College District:
3.000%, 05/01/2022	115,000	115,145
3.000%, 05/01/2023	65,000	65,694
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	375,000	378,347
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	473,868
4.000%, 03/01/2023 (Insured by AGM)	235,000	239,975
4.000%, 03/01/2024 (Insured by AGM)	245,000	254,165
4.000%, 03/01/2024 (Insured by AGM)	175,000	181,546
University of Central Arkansas,
5.000%, 11/01/2024 (Insured by BAM)	1,425,000	1,522,446
Van Buren School District No. 42:
2.000%, 04/01/2022 (Insured by ST AID)	250,000	250,000
2.000%, 04/01/2024 (Insured by ST AID)	130,000	129,664
Total Arkansas (Cost $35,383,585)		34,704,395	1.6%

California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036 (Pre-refunded to 08/01/2022)	225,000	103,771
American Valley Community Services District,
1.500%, 11/01/2023 (Callable 11/01/2022) (3)	13,068,000	12,903,477
Anaheim City School District,
0.000%, 08/01/2028 (Insured by AGM)	580,000	487,347
Anaheim Public Financing Authority:
0.000%, 09/01/2023 (Insured by AGM)	5,655,000	5,493,440
5.000%, 09/01/2025	2,345,000	2,524,024
5.000%, 09/01/2026	990,000	1,082,145
Bay Area Toll Authority:
1.360%, 04/01/2045 (SIFMA Municipal Swap Index + 0.900%)(Callable 11/01/2022)(Mandatory Tender Date 05/01/2023) (2)	455,000	456,422
1.560%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	3,500,000	3,541,250
Beaumont Unified School District,
7.200%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	160,000	193,715
Burbank Unified School District,
0.000%, 07/01/2027 (Insured by NATL)	2,000,000	1,735,678
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)(Mandatory Tender Date 03/01/2024) (1)	3,875,000	3,922,090
California Infrastructure & Economic Development Bank:
1.160%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	5,550,000	5,552,557
1.750%, 08/01/2055 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	1,050,000	1,020,033
California Municipal Finance Authority:
5.000%, 08/01/2022	400,000	402,162
5.000%, 08/01/2022	640,000	644,924
5.000%, 08/01/2023	670,000	690,166
5.000%, 08/01/2027	1,100,000	1,153,303
4.000%, 10/01/2031 (Callable 10/01/2026)	2,205,000	2,332,077
4.000%, 10/01/2032 (Callable 10/01/2026)	1,500,000	1,584,867
California Public Finance Authority:
4.000%, 10/15/2022	245,000	248,123
2.375%, 11/15/2028 (Callable 05/15/2023) (3)	4,250,000	4,119,025
3.125%, 05/15/2029 (Callable 11/15/2023) (3)	1,000,000	964,906
California State Public Works Board:
5.000%, 08/01/2024 (6)	2,885,000	3,027,320
5.000%, 11/01/2038 (Callable 11/01/2023)	2,500,000	2,607,614
California Statewide Communities Development Authority,
3.000%, 07/01/2026 (Callable 05/02/2022)(Insured by CA MTG)	625,000	625,454
Campbell Union School District,
5.800%, 08/01/2035 (Callable 08/01/2026) (7)	775,000	888,815
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)(Insured by AGM)	370,000	154,070
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	68,204
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	810,000	807,320
City of Redding CA,
1.120%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	15,000	15,000
City of Reedley CA,
0.460%, 08/01/2026 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	3,560,000	3,560,000
City of Vernon CA:
5.000%, 08/01/2025 (6)	500,000	533,184
5.000%, 08/01/2026 (6)	600,000	648,418
Corona-Norco Unified School District,
5.250%, 08/01/2024 (7)	30,000	32,278
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,025,000	2,098,410
Emery Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	505,000	189,150
Fresno Unified School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	100,000	55,604
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	645,000	334,599
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	193,743
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	67,770
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	1,065,000	448,955
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	221,894
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	256,063
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	295,708
0.000%, 08/01/2044 (Callable 08/01/2023)	1,140,000	267,945
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	54,074
Indio Finance Authority,
3.550%, 09/02/2029 (Callable 03/02/2024) (3)	6,056,000	6,091,414
Kern Community College District,
0.000%, 08/01/2023	2,000,000	1,933,115
La Mirada Redevelopment Agency Successor Agency,
0.000%, 08/15/2027 (Insured by NATL)	500,000	433,636
Mizuho Floater/Residual Trust:
0.710%, 03/01/2036 (Callable 05/02/2022)(Optional Put Date 05/05/2022) (1)(3)	1,000,000	1,000,000
0.710%, 12/01/2036 (Callable 05/02/2022)(Optional Put Date 05/05/2022) (1)(3)	8,889,000	8,889,000
0.710%, 05/01/2049 (Optional Put Date 05/05/2022) (1)(3)	12,100,000	12,100,000
Modesto Irrigation District,
0.930%, 09/01/2027 (3 Month LIBOR USD + 0.580%)(Callable 05/02/2022)(Insured by NATL) (2)	4,250,000	4,233,540
Moreno Valley Unified School District,
0.000%, 08/01/2025 (Insured by NATL)	3,025,000	2,783,381
Morongo Unified School District,
0.000%, 08/01/2039 (Pre-refunded to 08/15/2022)	170,000	60,718
Newman-Crows Landing Unified School District,
0.000%, 08/01/2025	1,000,000	908,952
Oakland California University School District,
5.000%, 08/01/2029 (Callable 08/01/2026)	395,000	439,875
Oro Grande Elementary School District,
4.000%, 09/15/2022	1,975,000	1,988,779
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	139,119
0.000%, 08/01/2036 (Callable 08/01/2023)	1,040,000	461,650
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	166,203
0.000%, 08/01/2038 (Callable 08/01/2023)	250,000	97,299
0.000%, 08/01/2039 (Callable 08/01/2023)	420,000	153,021
Redwood City Redevelopment Agency Successor Agency,
0.000%, 07/15/2022 (Insured by AMBAC)	2,780,000	2,769,435
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	53,518
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	29,636
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	585,000	297,729
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by AGM)	495,000	281,063
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by AGM)	700,000	369,881
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by AGM)	735,000	334,786
Roseville Natural Gas Financing Authority,
5.000%, 02/15/2023	330,000	338,986
Sacramento City Unified School District:
5.000%, 07/01/2022	100,000	100,926
5.000%, 07/01/2025 (Callable 07/01/2022)	170,000	171,450
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	767,840
0.000%, 07/01/2026 (Insured by AGM)	300,000	269,711
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	270,000	252,432
San Mateo Union High School District,
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (7)	480,000	516,874
San Ysidro School District,
0.000%, 08/01/2024 (Insured by NATL)	1,625,000	1,522,402
State of California,
3.000%, 03/01/2029 (Callable 03/01/2025)	1,500,000	1,536,479
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	300,000	45,859
Tulare Union High School District,
0.000%, 08/01/2026 (Insured by NATL)	2,245,000	1,998,346
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	8,000,000	7,797,536
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	275,000	129,690
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	135,000	59,476
University of California,
5.000%, 05/15/2025	1,000,000	1,090,994
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	500,000	525,500
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	297,291
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)	3,625,000	3,519,788
2.000%, 06/01/2025 (Callable 06/01/2023)	3,300,000	3,230,150
Westminster School District:
0.000%, 08/01/2025 (Insured by AGC)	1,000,000	924,063
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	315,000	134,963
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	620,000	231,309
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	2,660,000	465,189
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	480,000	56,978
Total California (Cost $143,312,853)		140,607,076	6.6%

Colorado
Arapahoe County School District No. 5,
5.000%, 12/15/2030 (Callable 12/15/2025)(Insured by ST AID)	590,000	649,828
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	300,000	320,712
5.000%, 12/01/2025 (Insured by BAM)	315,000	343,500
City & County of Denver CO,
5.000%, 11/15/2031 (Mandatory Tender Date 11/15/2022) (1)	3,275,000	3,346,270
Colorado Educational & Cultural Facilities Authority:
5.000%, 12/01/2022	200,000	204,512
4.000%, 04/01/2023	65,000	65,710
5.000%, 10/01/2023	1,360,000	1,420,055
5.250%, 03/01/2025 (Insured by NATL)	1,950,000	2,082,595
4.000%, 07/01/2025	140,000	147,316
4.000%, 12/15/2025	575,000	588,977
5.000%, 06/15/2027 (Callable 06/15/2026)	635,000	698,143
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	3,000,000	2,991,268
5.000%, 10/01/2023	300,000	313,700
5.000%, 12/01/2023 (Pre-refunded to 12/01/2022)	1,000,000	1,024,161
5.000%, 05/15/2025 (Pre-refunded to 05/15/2023)	320,000	331,200
5.000%, 10/01/2025	350,000	381,838
5.000%, 12/01/2025 (Pre-refunded to 12/01/2022)	1,600,000	1,638,658
5.000%, 10/01/2026	425,000	472,790
4.000%, 12/01/2026 (Pre-refunded to 06/01/2022)	1,535,000	1,542,524
5.000%, 12/01/2027 (Pre-refunded to 12/01/2022)	300,000	307,248
3.500%, 05/15/2030 (Callable 05/15/2023)	3,250,000	3,073,383
5.000%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,108,202
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	195,000	204,196
2.800%, 05/15/2042 (Callable 11/15/2022)(Mandatory Tender Date 05/15/2023) (1)	2,165,000	2,181,392
5.625%, 06/01/2043 (Pre-refunded to 06/01/2023)	1,080,000	1,127,979
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	1,750,000	1,985,286
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)	195,000	213,576
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)	5,525,000	5,909,112
Colorado Housing & Finance Authority:
1.450%, 04/01/2022	60,000	60,000
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	270,000	277,640
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	760,000	790,748
3.250%, 11/01/2051 (Callable 11/01/2030)(Insured by GNMA)	8,000,000	8,122,557
1.650%, 10/01/2057 (Mandatory Tender Date 04/01/2023)(Insured by FHA) (1)	2,415,000	2,406,216
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	555,000	554,854
Crystal Valley Metropolitan District No. 2,
5.000%, 12/01/2027 (Insured by AGM)	275,000	313,924
Dawson Ridge Metropolitan District No. 1,
0.000%, 10/01/2022 (ETM)	5,350,000	5,316,090
Denver City & County Housing Authority:
0.650%, 02/01/2025 (Insured by HUD)	245,000	233,892
0.700%, 08/01/2025 (Insured by HUD)	245,000	231,845
0.750%, 02/01/2026 (Insured by HUD)	245,000	229,994
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)	255,000	261,102
E-470 Public Highway Authority:
0.000%, 09/01/2022 (Insured by NATL)	30,000	29,847
0.524%, 09/01/2039 (SOFR + 0.350%)(Callable 06/01/2024)(Mandatory Tender Date 09/01/2024) (2)	4,525,000	4,499,552
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	3,600,000	3,485,517
Garfield Pitkin & Eagle Counties School District No. Re-1,
5.000%, 12/15/2028 (Pre-refunded to 12/15/2025)(Insured by ST AID)	665,000	736,719
Gunnison County Crested Butte Fire Protection District:
4.000%, 12/01/2022	765,000	776,357
4.000%, 12/01/2023	625,000	644,186
4.000%, 12/01/2024	650,000	678,725
4.000%, 12/01/2025	675,000	714,029
High Plains Metropolitan District:
4.000%, 12/01/2022 (Insured by NATL)	420,000	426,402
4.000%, 12/01/2024 (Insured by NATL)	225,000	235,062
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	154,903
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)	850,000	718,689
Regional Transportation District,
4.125%, 06/01/2034 (Callable 06/01/2023)	1,155,000	1,178,899
Sand Creek Metropolitan District:
4.000%, 12/01/2022 (Insured by AGM)	285,000	289,835
4.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,035,013
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	49,000	49,088
3.000%, 12/01/2022	50,000	50,090
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	31,417
Vauxmont Metropolitan District:
5.000%, 12/15/2025 (Callable 12/15/2024)(Insured by AGM)	125,000	137,273
5.000%, 12/15/2026 (Callable 12/15/2024)(Insured by AGM)	135,000	148,796
5.000%, 12/15/2027 (Callable 12/15/2024)(Insured by AGM)	160,000	176,255
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	212,042
Total Colorado (Cost $71,375,376)		69,881,689	3.3%

Connecticut
City of Bridgeport CT:
5.000%, 02/15/2023	550,000	565,939
5.000%, 02/01/2024 (Insured by BAM)	475,000	500,929
5.000%, 02/15/2024	425,000	448,275
5.000%, 02/15/2025	725,000	782,914
5.000%, 02/15/2026	1,000,000	1,103,608
5.000%, 02/15/2027	880,000	988,875
City of Hartford CT,
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,000,000
City of New Haven CT,
5.000%, 08/15/2022 (ETM)(Insured by AGM)	520,000	527,392
City of West Haven CT:
4.000%, 09/15/2023	290,000	298,441
4.000%, 09/15/2025	505,000	534,259
4.000%, 09/15/2026	505,000	539,866
4.000%, 09/15/2027	245,000	263,872
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)	40,000	40,603
4.000%, 11/15/2045 (Callable 11/15/2027)	135,000	139,549
4.000%, 05/15/2049 (Callable 11/15/2028)	1,230,000	1,280,631
3.500%, 11/15/2051 (Callable 05/15/2031)	3,500,000	3,596,342
1.625%, 11/15/2059 (Callable 05/02/2022)(Mandatory Tender Date 11/15/2022)(Insured by HUD) (1)	1,215,000	1,215,110
Connecticut State Health & Educational Facilities Authority:
5.000%, 07/01/2022	1,300,000	1,312,046
5.000%, 07/01/2023	855,000	888,267
5.000%, 07/01/2023	170,000	176,068
5.000%, 07/01/2024	965,000	1,015,521
5.000%, 07/01/2025	460,000	495,750
2.750%, 01/01/2026 (Callable 07/01/2022) (3)	450,000	448,244
5.000%, 11/01/2026 (Pre-refunded to 11/01/2022)	445,000	454,451
5.000%, 07/01/2027	210,000	234,281
5.000%, 07/01/2028 (Callable 07/01/2024)	685,000	725,322
5.000%, 07/01/2028	300,000	339,063
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2022	500,000	510,819
5.000%, 11/15/2023	400,000	418,863
5.000%, 11/15/2023	850,000	890,084
5.000%, 11/15/2024	450,000	481,189
5.000%, 11/15/2024	225,000	240,595
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 05/02/2022)(Insured by ST AID)	85,000	85,186
State of Connecticut:
1.410%, 03/01/2024 (SIFMA Municipal Swap Index + 0.950%) (2)	270,000	272,683
5.000%, 10/01/2026	1,040,000	1,164,956
5.000%, 10/01/2027 (Callable 10/01/2023)	1,005,000	1,049,807
5.000%, 08/01/2028 (Callable 08/01/2025)	1,515,000	1,645,204
Town of Hamden CT:
5.000%, 08/01/2022 (Insured by BAM)	285,000	288,552
5.000%, 08/01/2023 (Insured by BAM)	150,000	156,260
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	282,905
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)(Insured by BAM)	300,000	306,575
University of Connecticut:
5.000%, 05/01/2024 (6)	1,600,000	1,696,624
5.000%, 05/01/2025 (6)	2,000,000	2,169,180
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	775,736
Total Connecticut (Cost $32,883,846)		32,350,836	1.5%

Delaware
City of Wilmington DE,
5.000%, 11/01/2029 (Callable 11/01/2025)	780,000	859,257
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	247,122
5.000%, 10/01/2025 (Insured by BAM)	140,000	154,121
Delaware State Economic Development Authority:
5.000%, 10/01/2028 (Callable 10/01/2024)(Insured by AGM)	1,000,000	1,065,020
5.000%, 10/01/2029 (Callable 10/01/2022)	1,000,000	1,012,702
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)(Insured by GNMA)	106,205	106,639
Delaware Transportation Authority,
2.500%, 07/01/2029 (Callable 07/01/2026)	1,000,000	1,004,343
Total Delaware (Cost $4,572,960)		4,449,204	0.2%

District of Columbia
District of Columbia:
5.000%, 07/01/2025	500,000	534,859
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	317,034
4.000%, 12/01/2028 (Callable 12/01/2022)	415,000	421,134
3.000%, 06/01/2030	1,205,000	1,164,112
District of Columbia Housing Finance Agency:
3.500%, 06/15/2023	145,000	146,194
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by FNMA) (1)	2,800,000	2,685,673
1.750%, 09/01/2025 (Mandatory Tender Date 09/01/2023)(Insured by FHA) (1)	2,260,000	2,251,905
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	180,000	180,114
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)	4,500,000	4,630,434
Metropolitan Washington Airports Authority,
5.000%, 10/01/2028 (Callable 10/01/2026)	500,000	558,431
Total District of Columbia (Cost $13,209,666)		12,889,890	0.6%

Florida
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	215,000	219,742
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	220,000	222,767
4.250%, 12/01/2042 (Pre-refunded to 12/01/2022)	65,000	69,361
City of Auburndale FL,
5.250%, 12/01/2023 (Insured by AGC)	1,010,000	1,065,372
City of Jacksonville FL:
5.000%, 11/01/2022	100,000	102,077
5.000%, 10/01/2025	500,000	546,714
5.000%, 10/01/2029 (Callable 10/01/2026)	1,175,000	1,317,246
0.480%, 08/01/2036 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	2,010,000	2,010,000
0.480%, 08/01/2036 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	5,000,000	5,000,000
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)	640,000	714,808
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	97,146
City of Orlando FL,
5.000%, 11/01/2025 (Insured by AGM)	1,000,000	1,104,524
City of Port St. Lucie FL,
5.250%, 09/01/2022 (Insured by NATL)	100,000	101,636
City of Tallahassee FL:
5.000%, 12/01/2022	475,000	486,000
5.000%, 12/01/2024	200,000	214,988
5.000%, 12/01/2025	500,000	550,031
5.000%, 12/01/2026 (Callable 12/01/2025)	450,000	495,445
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	439,061
County of Brevard FL,
5.000%, 07/01/2031 (Callable 07/01/2027)	550,000	621,679
County of Broward FL:
5.000%, 09/01/2025 (Callable 09/01/2023)	1,540,000	1,609,109
5.000%, 09/01/2026 (Callable 09/01/2023)	1,045,000	1,092,044
5.000%, 09/01/2027 (Callable 09/01/2023)	1,525,000	1,593,871
4.000%, 10/01/2042 (Callable 10/01/2022)	300,000	302,461
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)(Insured by NATL)	200,000	194,348
5.000%, 10/01/2027 (Callable 10/01/2025)	500,000	544,253
0.000%, 10/01/2028 (ETM)(Insured by NATL)	40,000	34,195
5.000%, 10/01/2030 (Callable 10/01/2025)	1,295,000	1,405,084
4.500%, 03/01/2033 (Callable 03/01/2023)	200,000	204,930
Florida Department of Environmental Protection,
5.000%, 07/01/2025	525,000	574,764
Florida Development Finance Corp.:
5.000%, 04/01/2022	155,000	155,000
5.000%, 04/01/2023	275,000	283,644
4.000%, 06/15/2024	860,000	885,585
2.625%, 12/15/2024 (3)	285,000	280,146
5.000%, 04/01/2025	200,000	215,659
5.250%, 02/01/2026 (Pre-refunded to 08/01/2023)	100,000	104,459
1.750%, 06/01/2026 (Callable 03/01/2023) (3)	2,045,000	1,946,506
5.000%, 06/15/2026	370,000	402,269
2.375%, 06/01/2027 (Callable 06/01/2023) (3)	830,000	784,379
5.000%, 06/15/2027	390,000	430,237
3.000%, 07/01/2031 (3)	1,225,000	1,156,513
6.000%, 02/01/2033 (Pre-refunded to 08/01/2023)	170,000	179,195
Florida Gulf Coast University Financing Corp.:
5.000%, 02/01/2023	240,000	246,624
5.000%, 02/01/2024	250,000	262,771
5.000%, 02/01/2027	270,000	301,218
Florida Higher Educational Facilities Financial Authority:
5.000%, 04/01/2028 (Callable 04/01/2026)	485,000	533,841
5.000%, 11/01/2032 (Callable 11/01/2026)	965,000	1,065,255
Florida Housing Finance Corp.:
4.350%, 01/01/2046 (Callable 01/01/2024)(Insured by FHLMC)	5,000	5,019
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	60,000	61,395
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	1,140,000	1,173,227
Florida Municipal Loan Council:
0.000%, 04/01/2022 (Insured by NATL)	295,000	295,000
5.000%, 05/01/2022 (Insured by AGM)	100,000	100,298
4.000%, 12/01/2022 (Insured by AGM)	155,000	157,548
0.000%, 04/01/2023 (Insured by NATL)	265,000	258,404
5.000%, 12/01/2023 (Insured by AGM)	160,000	167,853
5.000%, 12/01/2024 (Insured by AGM)	85,000	91,324
Florida State Turnpike Authority,
3.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,004,753
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)	250,000	248,001
Highlands County Health Facilities Authority:
0.490%, 11/15/2035 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	7,550,000	7,550,000
0.490%, 11/15/2037 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	3,250,000	3,250,000
Hillsborough County Industrial Development Authority,
3.500%, 10/01/2028 (Callable 10/01/2023)	405,000	409,883
Hillsborough County School Board,
5.000%, 07/01/2028 (Callable 07/01/2026)	370,000	409,272
Hollywood Beach Community Development District I,
5.000%, 10/01/2027	545,000	614,430
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	665,000	683,642
5.000%, 03/01/2024	820,000	863,107
Jacksonville Electric Authority:
5.000%, 10/01/2023	150,000	157,304
5.000%, 10/01/2023	210,000	220,225
Lee County School Board,
5.000%, 08/01/2023	190,000	198,261
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025 (Pre-refunded to 11/15/2022)	735,000	747,182
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	150,000
5.000%, 04/01/2023	150,000	154,400
Orange County Convention Center:
5.000%, 10/01/2028 (Callable 10/01/2025)	75,000	82,233
5.000%, 10/01/2029 (Callable 10/01/2025)	2,005,000	2,197,272
Orange County Health Facilities Authority:
4.000%, 08/01/2024	25,000	26,017
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,117,734
Orange County Housing Finance Authority:
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	150,000	152,691
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	185,000	192,695
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	265,000	250,472
Palm Beach County Health Facilities Authority:
5.000%, 11/15/2022	220,000	224,357
5.000%, 12/01/2031 (Pre-refunded to 12/01/2024)	1,250,000	1,347,715
Pinellas County Housing Authority,
1.000%, 11/01/2027 (Insured by FNMA)	3,085,000	2,887,206
Pinellas County Industrial Development Authority,
5.000%, 07/01/2029	525,000	555,946
Reedy Creek Improvement District,
5.000%, 10/01/2024 (Callable 10/01/2023)	145,000	151,665
Sarasota County Public Hospital District,
5.250%, 07/01/2024 (Insured by NATL)	130,000	137,021
School Board of Miami-Dade County,
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	955,000	1,010,755
Seminole County Industrial Development Authority:
4.000%, 06/15/2024 (3)	130,000	131,826
4.000%, 06/15/2025 (3)	100,000	101,617
4.000%, 06/15/2026 (3)	155,000	157,570
4.000%, 06/15/2027 (3)	240,000	243,820
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 05/02/2022)	105,000	105,724
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,191,859
Sumter County Industrial Development Authority,
5.000%, 07/01/2026 (Callable 07/01/2024)	2,000,000	2,118,179
UCF Convocation Corp.:
5.000%, 10/01/2028 (Callable 10/01/2025)	630,000	691,085
5.000%, 10/01/2030 (Callable 10/01/2025)	935,000	1,025,659
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	485,000	504,726
University of West Florida,
5.000%, 06/01/2026	1,000,000	1,107,681
Volusia County Educational Facility Authority:
5.000%, 10/15/2029 (Callable 04/15/2025)	1,035,000	1,120,535
5.000%, 10/15/2033 (Callable 04/15/2025)	550,000	596,112
Volusia County School Board,
5.000%, 08/01/2031 (Callable 08/01/2024)	1,715,000	1,825,021
Total Florida (Cost $74,914,903)		73,392,678	3.5%

Georgia
Athens Housing Authority:
5.000%, 06/15/2022	280,000	282,030
5.000%, 06/15/2027	1,570,000	1,783,133
5.000%, 06/15/2028 (Callable 06/15/2027)	1,755,000	1,995,587
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	148,905
Atlanta Urban Residential Finance Authority:
1.350%, 01/01/2025 (Callable 07/01/2022)(Mandatory Tender Date 01/01/2023)(Insured by HUD) (1)(3)	2,000,000	1,991,043
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)	8,053,000	7,983,587
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	350,000	401,760
Bartow County Development Authority,
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)	2,100,000	2,106,658
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	170,000	169,621
1.500%, 01/01/2040 (Mandatory Tender Date 02/03/2025) (1)	6,695,000	6,556,597
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)	1,680,000	1,639,607
Butts County School District,
5.000%, 09/01/2025 (Insured by ST AID)	2,725,000	2,994,683
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 05/02/2022)	450,000	451,197
5.000%, 01/01/2024 (Callable 05/02/2022)	515,000	516,319
4.000%, 07/01/2026 (Callable 07/01/2023)	100,000	102,345
City of Thomson GA:
3.000%, 07/01/2022	535,000	536,943
3.000%, 07/01/2023 (Callable 07/01/2022)	550,000	551,283
Clayton County Development Authority:
5.000%, 07/01/2024	200,000	212,722
5.000%, 07/01/2025	210,000	228,386
5.000%, 07/01/2027	275,000	310,985
Cobb-Marietta Coliseum & Exhibit Hall Authority,
5.500%, 10/01/2026 (Insured by NATL)	755,000	814,079
Development Authority for Fulton County:
5.000%, 10/01/2025	975,000	1,061,294
5.000%, 10/01/2026	1,490,000	1,654,859
5.000%, 10/01/2027	1,015,000	1,147,086
Development Authority of Appling County,
1.500%, 01/01/2038 (Mandatory Tender Date 02/03/2025) (1)	900,000	881,152
Development Authority of Bulloch County:
5.000%, 07/01/2023	260,000	270,476
5.000%, 07/01/2024	200,000	212,722
5.000%, 07/01/2025	315,000	342,580
5.000%, 07/01/2026	330,000	366,153
Development Authority of Cobb County:
5.000%, 07/15/2024 (ETM)	445,000	475,329
5.000%, 07/15/2024	1,455,000	1,549,036
Development Authority of Monroe County,
2.250%, 07/01/2025 (Callable 06/13/2024)	1,390,000	1,371,260
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)(Mandatory Tender Date 07/01/2024) (1)	1,755,000	1,845,633
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	610,000	704,616
George L Smith II Congress Center Authority,
3.625%, 01/01/2031 (3)	5,120,000	4,899,536
Georgia Higher Education Facilities Authority,
5.000%, 06/15/2027	1,815,000	2,050,921
Housing Authority of Clayton County,
1.400%, 04/01/2025 (Callable 01/01/2023)(Mandatory Tender Date 04/01/2023) (1)(3)	1,900,000	1,879,295
Macon-Bibb County Housing Authority:
1.625%, 10/01/2024 (Callable 04/21/2022)(Mandatory Tender Date 10/01/2022)(Insured by HUD) (1)	2,500,000	2,498,749
1.400%, 11/01/2024 (Callable 07/01/2022)(Mandatory Tender Date 11/01/2022)(Insured by HUD) (1)	1,250,000	1,246,870
Main Street Natural Gas, Inc.:
5.000%, 05/15/2026	610,000	655,186
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	543,720
1.055%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	4,965,000	4,955,389
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	385,000	401,731
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	8,330,000	8,688,043
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	13,000,000	13,334,554
Monroe County Public Facilities Authority:
5.000%, 06/01/2024	180,000	191,252
5.000%, 06/01/2025	200,000	217,414
Municipal Electric Authority of Georgia,
5.000%, 01/01/2028 (Callable 07/01/2026)	1,500,000	1,661,921
Pelham School District:
5.000%, 09/01/2022 (Insured by ST AID)	125,000	126,866
5.000%, 09/01/2023 (Insured by ST AID)	290,000	302,228
5.000%, 09/01/2024 (Insured by ST AID)	210,000	223,969
Private Colleges & Universities Authority:
5.000%, 06/01/2024	325,000	342,069
0.880%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%)(Callable 04/21/2022)(Mandatory Tender Date 08/16/2022) (2)	2,200,000	2,200,146
Satilla Regional Water & Sewer Authority,
4.000%, 06/01/2034 (Callable 06/01/2026)(Insured by BAM)	1,280,000	1,375,299
Total Georgia (Cost $94,182,729)		91,454,824	4.3%

Idaho
Boise-Kuna Irrigation District,
5.000%, 06/01/2025 (Callable 12/01/2024)	555,000	595,397
Total Idaho (Cost $603,581)		595,397	0.0%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	291,844
Channahon Park District:
4.000%, 12/15/2025 (Insured by BAM)	365,000	386,832
4.000%, 12/15/2026 (Insured by BAM)	380,000	407,757
4.000%, 12/15/2027 (Insured by BAM)	395,000	428,034
Chicago Board of Education:
0.000%, 12/01/2022 (Insured by BHAC)	125,000	123,696
5.000%, 12/01/2022 (Insured by AGM)	145,000	148,290
5.000%, 12/01/2023 (Insured by AGM)	500,000	524,290
5.250%, 12/01/2023 (Insured by AGC)	675,000	698,632
Chicago Park District:
5.000%, 01/01/2024 (ETM)	1,150,000	1,210,809
5.000%, 01/01/2024	155,000	162,895
City of Chicago IL:
5.000%, 01/01/2024 (Callable 05/02/2022)	705,000	706,784
5.000%, 11/01/2026	2,900,000	3,244,588
0.000%, 01/01/2027 (Insured by NATL)	5,335,000	4,693,521
5.000%, 01/01/2027 (Callable 01/01/2025)	1,085,000	1,168,017
City of Country Club Hills IL:
3.000%, 01/01/2025 (Insured by BAM)	190,000	193,096
3.000%, 01/01/2026 (Insured by BAM)	285,000	290,321
3.000%, 01/01/2027 (Insured by BAM)	175,000	178,728
3.000%, 01/01/2028 (Insured by BAM)	185,000	188,694
City of Evanston IL,
3.000%, 12/01/2028	6,235,000	6,460,292
City of Galesburg IL:
5.000%, 10/01/2025	125,000	134,453
5.000%, 10/01/2026	145,000	157,944
5.000%, 10/01/2027	175,000	192,761
5.000%, 10/01/2028	175,000	194,091
City of Lake Forest IL,
2.000%, 12/15/2029	5,010,000	4,834,588
City of Oregon IL,
4.000%, 12/01/2024 (Pre-refunded to 12/01/2022)	105,000	106,781
City of Princeton IL:
4.000%, 11/01/2022 (Insured by AGM)	100,000	101,356
4.000%, 01/01/2023 (Insured by AGM)	50,000	50,772
4.000%, 01/01/2025 (Insured by AGM)	120,000	125,839
City of Rock Island IL,
3.000%, 12/01/2022	435,000	439,168
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	115,503
City of Springfield IL:
5.000%, 12/01/2023	155,000	162,608
5.000%, 03/01/2024	180,000	189,462
City of Waukegan IL,
3.000%, 12/30/2022	365,000	368,496
Cook & Will Counties Community College District No. 515,
5.000%, 12/01/2028 (Insured by BAM)	1,235,000	1,424,152
Cook County Community Consolidated School District No. 34,
5.000%, 12/01/2026	1,675,000	1,894,545
Cook County Community Unit School District No. 401:
4.000%, 12/01/2025	2,940,000	3,127,004
4.000%, 12/01/2026	3,030,000	3,260,981
Cook County High School District No. 209,
4.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)	575,000	602,413
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,444,280
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	116,739
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)(Insured by AGM)	1,225,000	1,212,773
0.000%, 12/01/2022 (Insured by AGM)	20,000	19,738
Cook County School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	874,564
Cook County School District No. 99:
4.000%, 12/01/2024	760,000	793,587
4.000%, 12/01/2026 (Insured by BAM)	1,150,000	1,227,161
4.000%, 12/01/2027 (Insured by BAM)	1,195,000	1,285,340
Cook County Township High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)	165,000	148,607
Cook County Township High School District No. 220,
5.000%, 12/01/2027 (Insured by BAM)	1,000,000	1,136,996
County of Cook IL:
5.000%, 11/15/2028 (Callable 11/15/2026)	3,000,000	3,338,152
5.000%, 11/15/2028	2,300,000	2,645,921
5.000%, 11/15/2032 (Callable 11/15/2027)	1,000,000	1,142,394
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	261,990
DuPage County Community Unit School District No. 202,
5.000%, 12/30/2026	500,000	564,585
Exceptional Children Have Opportunities:
5.000%, 12/01/2024	380,000	406,438
5.000%, 12/01/2025	505,000	551,061
5.000%, 12/01/2025	245,000	267,347
5.000%, 12/01/2026	530,000	591,220
5.000%, 12/01/2026	255,000	284,455
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534,
4.000%, 12/01/2027 (Pre-refunded to 12/01/2022)(Insured by BAM)	90,000	91,557
Hampshire Special Service Area No. 13:
3.000%, 03/01/2023 (Insured by BAM)	210,000	211,442
3.000%, 03/01/2026 (Insured by BAM)	90,000	90,695
Hoffman Estates Park District,
5.000%, 12/01/2025	2,120,000	2,253,645
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)	1,120,000	1,041,532
Illinois Finance Authority:
5.000%, 05/15/2022	190,000	190,551
5.000%, 09/01/2022	200,000	202,589
5.000%, 05/15/2023	120,000	124,321
5.000%, 08/01/2023	1,455,000	1,501,361
5.000%, 09/01/2023	400,000	415,277
5.000%, 05/15/2024	350,000	370,712
5.000%, 11/01/2024	385,000	410,729
5.000%, 08/15/2027 (Callable 08/15/2025)	1,000,000	1,087,206
5.000%, 11/15/2028 (Callable 05/15/2025)	3,200,000	3,455,911
5.000%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,747,347
5.000%, 10/01/2030 (Callable 10/01/2026)	500,000	554,441
4.000%, 11/01/2030	2,995,000	3,246,339
4.000%, 12/01/2032 (Callable 06/01/2026)	1,000,000	1,062,946
1.160%, 05/01/2042 (SIFMA Municipal Swap Index + 0.700%)(Callable 05/01/2025)(Mandatory Tender Date 05/01/2026) (2)	2,540,000	2,545,417
0.490%, 08/01/2043 (Optional Put Date 04/01/2022) (1)	9,800,000	9,800,000
1.210%, 01/01/2046 (SIFMA Municipal Swap Index + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 07/01/2023) (2)	835,000	835,484
5.000%, 05/15/2050 (Callable 05/15/2026)(Mandatory Tender Date 11/15/2026) (1)	4,015,000	4,425,037
Illinois Housing Development Authority:
2.600%, 10/01/2025 (Insured by GNMA)	475,000	474,817
2.750%, 04/01/2026 (Insured by GNMA)	605,000	606,942
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	206,233	185,044
4.500%, 10/01/2048 (Callable 04/01/2028)(Insured by GNMA)	380,000	398,356
4.250%, 10/01/2049 (Callable 04/01/2028)(Insured by GNMA)	1,425,000	1,483,948
1.460%, 05/15/2050 (SIFMA Municipal Swap Index + 1.000%)(Callable 11/15/2024)(Mandatory Tender Date 05/15/2025) (2)	200,000	201,893
Illinois Sports Facilities Authority,
5.000%, 06/15/2028 (Insured by BAM)	1,000,000	1,145,509
Joliet Park District:
4.000%, 02/01/2023 (Insured by BAM)	150,000	152,779
4.000%, 02/01/2028 (Callable 02/01/2024)(Insured by BAM)	715,000	736,204
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)(Insured by AGM)	40,000	41,665
Kane & DeKalb Counties Community Unit School District No. 302,
5.000%, 02/01/2026	500,000	549,016
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 05/02/2022)(Insured by AGM)	15,000	15,032
Kankakee Will Grundy Etc. Counties Community College District No. 520,
3.500%, 12/01/2026	3,340,000	3,441,966
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	459,250
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	225,460
Kendall Kane & Will Counties Community Unit School District No. 308:
5.000%, 02/01/2025 (Insured by BAM)	2,640,000	2,840,778
5.000%, 02/01/2026 (Insured by BAM)	2,775,000	3,045,974
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	340,000	349,241
Lake County Elementary School District No. 6:
0.000%, 12/01/2022 (Insured by AMBAC)	115,000	113,113
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	64,156
Lake County School District No. 38:
0.000%, 02/01/2023 (Insured by AMBAC)	1,135,000	1,113,368
0.000%, 02/01/2025 (Insured by AMBAC)	210,000	193,288
Logan Sangamon Etc Counties Community Unit School District No. 23,
5.000%, 12/01/2022 (Insured by AGM)	520,000	531,939
Macon & De Witt Counties Community Unit School District No. 1,
2.250%, 12/01/2022 (Callable 05/02/2022)	60,000	60,034
Macon County School District No. 61:
4.000%, 12/01/2025 (Insured by AGM)	345,000	367,822
4.000%, 12/01/2026 (Insured by AGM)	460,000	497,395
4.000%, 12/01/2027 (Insured by AGM)	850,000	925,482
Madison-Macoupin Etc. Counties Community College District No. 536:
4.000%, 05/01/2025 (Insured by AGM)	400,000	420,428
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by AGM)	1,025,000	1,094,846
McHenry & Boone Counties Community Unit School District No. 50,
4.000%, 11/01/2027 (Callable 11/01/2025)	700,000	740,377
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	160,000	169,486
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	304,732
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2022 (ETM)(Insured by NATL)	30,000	29,931
5.650%, 06/15/2022 (ETM)(Insured by NATL) (7)	160,000	161,431
5.500%, 12/15/2023 (ETM)(Insured by NATL)	15,000	15,130
5.500%, 12/15/2023 (Insured by NATL)	100,000	104,512
0.000%, 06/15/2024 (Insured by NATL)	35,000	32,814
3.000%, 06/15/2024 (Callable 12/15/2023)	1,000,000	1,007,904
3.000%, 06/15/2025 (Callable 12/15/2024)	1,000,000	1,007,989
0.000%, 12/15/2025 (Insured by NATL)	65,000	57,902
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	290,000	292,223
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2027 (Callable 12/01/2026)	535,000	601,575
Newport Township Fire Protection District,
4.000%, 01/01/2023 (Insured by BAM)	135,000	137,025
Northern Illinois University:
5.000%, 04/01/2025 (Insured by BAM)	425,000	457,636
5.000%, 10/01/2027 (Insured by BAM)	350,000	394,588
5.000%, 10/01/2029 (Insured by BAM)	315,000	365,574
5.000%, 10/01/2030 (Insured by BAM)	325,000	382,015
Park Ridge Park District:
4.000%, 12/01/2027	425,000	463,212
2.500%, 12/01/2028	4,135,000	4,182,613
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	361,339
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	235,000	247,581
Regional Transportation Authority,
5.750%, 06/01/2023 (Insured by AGM)	175,000	178,599
Rock Island County Metropolitan Airport Authority,
4.000%, 12/01/2029 (Callable 12/01/2028)(Insured by AGM)	1,425,000	1,573,310
Sales Tax Securitization Corp.,
5.000%, 01/01/2024	200,000	210,575
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	413,641
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	449,473
South Sangamon Water Commission,
4.000%, 01/01/2027 (Insured by AGM)	400,000	422,984
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	195,000	210,754
Springfield Metropolitan Exposition & Auditorium Authority,
3.000%, 12/01/2025 (Insured by BAM)	250,000	254,683
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	478,297
St. Clair County Community Consolidated School District No. 90,
0.000%, 12/01/2022	190,000	187,613
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	350,000
5.000%, 04/01/2023 (Insured by AGM)	300,000	309,550
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	406,574
State of Illinois:
5.125%, 05/01/2022	1,500,000	1,504,286
6.500%, 06/15/2022	95,000	95,904
5.000%, 06/15/2023	270,000	279,400
5.000%, 06/15/2023	670,000	693,326
6.000%, 06/15/2026 (Insured by BAM)	200,000	229,326
Town of Cicero IL,
4.000%, 01/01/2026 (Insured by BAM)	590,000	619,384
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	123,919
University of Illinois:
5.000%, 04/01/2026	1,905,000	2,112,190
5.000%, 04/01/2027	2,000,000	2,266,128
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	680,000	694,706
5.000%, 12/01/2023	400,000	414,179
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	500,000	536,677
Village of Crestwood IL:
4.000%, 12/15/2023 (Insured by BAM)	540,000	558,050
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	61,110
Village of Glendale Heights IL,
4.000%, 12/15/2030 (Callable 12/15/2027)	750,000	816,894
Village of Kenilworth IL:
4.000%, 12/01/2022	415,000	421,683
4.000%, 12/01/2024	375,000	394,850
4.000%, 12/01/2025	390,000	417,220
4.000%, 12/01/2026	405,000	439,235
4.000%, 12/01/2027	220,000	241,250
Village of Lansing IL:
5.000%, 03/01/2023 (Insured by AGM)	275,000	281,954
5.000%, 03/01/2024 (Insured by BAM)	230,000	240,550
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	25,591
Village of Matteson IL:
4.000%, 12/01/2026 (Insured by BAM)	400,000	426,112
8.000%, 12/01/2029 (Pre-refunded to 06/01/2022) (7)	275,000	277,951
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	146,913
4.000%, 12/01/2023 (Insured by BAM)	130,000	133,540
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 01/01/2023)	125,000	127,382
Village of Richton Park IL,
4.000%, 12/01/2022 (Insured by BAM)	80,000	80,934
Village of River Grove IL,
4.000%, 12/15/2028 (Insured by BAM)	430,000	464,264
Village of Romeoville IL,
5.000%, 10/01/2024	500,000	529,943
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	1,260,000	1,316,347
Village of Stone Park IL:
4.000%, 02/01/2023 (Insured by BAM)	130,000	132,312
4.000%, 02/01/2024 (Insured by BAM)	135,000	139,395
4.000%, 02/01/2025 (Insured by BAM)	140,000	146,599
4.000%, 02/01/2026 (Insured by BAM)	220,000	233,558
4.750%, 02/01/2028 (Callable 02/01/2023)(Insured by BAM)	50,000	50,982
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 05/02/2022)	225,000	225,289
Western Illinois University,
5.000%, 10/01/2024 (Insured by AGM)	2,000,000	2,107,439
Will County Community Consolidated School District No. 70-C,
4.000%, 12/01/2022 (Insured by AGM)	270,000	274,437
Will County Community High School District No. 210:
0.000%, 01/01/2023 (ETM)(Insured by AGM)	365,000	360,738
0.000%, 01/01/2023 (Insured by AGM)	325,000	320,050
0.000%, 01/01/2024 (ETM)(Insured by AGM)	510,000	491,825
0.000%, 01/01/2024 (Insured by AGM)	275,000	263,094
5.000%, 01/01/2028 (Callable 01/01/2023)	2,000,000	2,041,014
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	35,702
Will County Community Unit School District No. 365,
0.000%, 11/01/2022 (ETM)(Insured by AGM)	45,000	44,664
Will County Elementary School District No. 122,
0.000%, 11/01/2023 (ETM)(Insured by AGM)	195,000	189,416
Will County School District No. 86,
3.000%, 03/01/2025 (Callable 03/01/2024)	600,000	609,225
Will County Township High School District No. 204,
5.000%, 01/01/2023	195,000	199,776
Winnebago & Boone Counties School District No. 205,
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	984,722
Woodford, Lasalle, Livingston, Etc. Counties Community Unit School District No. 6:
4.000%, 12/01/2024 (Insured by BAM)	185,000	193,419
4.000%, 12/01/2025 (Insured by BAM)	200,000	211,853
4.000%, 12/01/2026 (Insured by BAM)	175,000	187,699
Total Illinois (Cost $163,322,081)		158,081,717	7.5%

Indiana
Aurora School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	1,300,000	1,381,547
Cass County Indiana Building Corp.,
5.000%, 01/15/2028 (Insured by ST AID)	400,000	449,239
City of Elkhart IN:
4.000%, 04/01/2025 (Insured by BAM)	300,000	315,126
4.000%, 04/01/2026 (Insured by BAM)	315,000	335,033
4.000%, 10/01/2026 (Insured by BAM)	320,000	342,135
4.000%, 04/01/2027 (Insured by BAM)	325,000	348,966
4.000%, 10/01/2027 (Insured by BAM)	335,000	360,945
3.000%, 04/01/2028 (Insured by BAM)	340,000	348,402
3.000%, 10/01/2028 (Insured by BAM)	345,000	353,403
City of Hobart IN,
3.000%, 07/01/2025 (Insured by ST AID)	395,000	389,650
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	108,219
City of Muncie IN:
4.000%, 07/15/2022 (Insured by AGM)	110,000	110,655
4.000%, 01/15/2024 (Insured by AGM)	170,000	175,376
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	385,913
County of St. Joseph IN:
5.000%, 04/01/2024	1,000,000	1,049,603
5.000%, 04/01/2025	1,405,000	1,506,574
Fairfield School Building Corp.,
3.000%, 07/15/2028 (Insured by ST AID)	2,135,000	2,198,774
Fishers Redevelopment Authority:
4.000%, 01/15/2023	270,000	275,082
4.000%, 07/15/2023	275,000	282,601
Hammond Multi-School Building Corp.:
4.000%, 07/15/2023 (Insured by ST AID)	120,000	123,286
4.000%, 01/15/2024 (Insured by ST AID)	370,000	382,489
4.000%, 07/15/2024 (Insured by ST AID)	380,000	395,622
5.000%, 07/15/2024 (Insured by ST AID)	1,160,000	1,233,366
4.000%, 01/15/2025 (Insured by ST AID)	150,000	157,263
5.000%, 01/15/2025 (Insured by ST AID)	525,000	564,800
4.000%, 07/15/2025 (Insured by ST AID)	125,000	132,008
Indiana Bond Bank,
1.670%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,140,000	1,140,107
Indiana Finance Authority:
5.000%, 09/15/2022	60,000	60,957
5.000%, 10/01/2022	175,000	177,948
5.000%, 02/01/2023	25,000	25,711
5.000%, 09/15/2023	75,000	78,117
5.000%, 09/15/2024	815,000	863,006
5.000%, 09/15/2024	155,000	163,563
5.000%, 09/15/2025	325,000	348,184
3.000%, 10/01/2025 (Callable 10/01/2023)	95,000	95,151
5.000%, 09/15/2026 (Callable 09/15/2024)	700,000	740,334
3.000%, 10/01/2026 (Callable 10/01/2023)	95,000	94,841
5.000%, 10/01/2029	1,225,000	1,368,845
5.000%, 02/01/2033 (Callable 02/01/2028)	775,000	891,444
2.250%, 12/01/2058 (Callable 01/01/2025)(Mandatory Tender Date 07/01/2025) (1)	2,985,000	3,019,328
Indiana Housing & Community Development Authority,
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)	1,090,000	1,111,040
Indiana State University:
5.000%, 04/01/2023	935,000	965,701
5.000%, 04/01/2024	975,000	1,030,587
5.000%, 04/01/2025	1,035,000	1,119,156
5.000%, 04/01/2026	1,085,000	1,197,753
Indianapolis Local Public Improvement Bond Bank:
5.000%, 06/01/2026	1,350,000	1,486,346
5.000%, 02/01/2030 (Callable 12/29/2023)	1,025,000	1,083,395
Jasper Hospital Authority,
4.125%, 11/01/2025 (Pre-refunded to 11/01/2023)	2,025,000	2,097,987
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	215,000	217,418
Lake Central Multi-District School Building Corp.,
5.000%, 07/15/2026 (Pre-refunded to 01/15/2023)(Insured by ST AID)	585,000	600,909
Logansport Renovation School Building Corp.,
5.000%, 01/15/2026 (Insured by ST AID)	750,000	826,754
Marion High School Building Corp.:
4.000%, 07/15/2022 (Insured by ST AID)	135,000	136,072
4.000%, 01/15/2023 (Insured by ST AID)	215,000	219,013
4.000%, 01/15/2025 (Insured by ST AID)	200,000	210,016
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	361,321
Mishawaka Redevelopment Authority,
5.000%, 02/15/2026 (Insured by BAM)	660,000	726,836
Mishawaka School City Multi-School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	615,000	637,031
Munster School Building Corp.:
5.000%, 07/15/2022 (Insured by ST AID)	215,000	217,399
5.000%, 01/15/2023 (Insured by ST AID)	215,000	220,929
4.000%, 07/15/2023 (Insured by ST AID)	160,000	164,690
5.000%, 01/15/2024 (Insured by ST AID)	225,000	237,115
Plainfield Redevelopment Authority:
4.000%, 02/01/2026 (Insured by ST AID)	605,000	637,740
4.000%, 08/01/2026 (Insured by ST AID)	630,000	667,718
4.000%, 02/01/2027 (Insured by ST AID)	645,000	687,062
4.000%, 08/01/2027 (Insured by ST AID)	665,000	711,365
4.000%, 08/01/2034 (Callable 08/01/2023)(Insured by ST AID)	470,000	480,936
Purdue University,
5.000%, 07/01/2031 (Callable 07/01/2026)	935,000	1,038,634
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	201,374
Shelbyville Central Renovation School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	260,000	262,820
Town of Rossville IN,
3.500%, 07/01/2023	115,000	116,451
Vinton-Tecumseh School Building Corp.:
4.000%, 07/15/2022 (Insured by ST AID)	385,000	388,036
5.000%, 01/15/2023 (Insured by ST AID)	145,000	148,826
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST AID)	110,000	114,372
4.000%, 01/15/2025 (Insured by ST AID)	140,000	146,625
4.000%, 07/15/2025 (Insured by ST AID)	240,000	253,143
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	445,000	448,368
West Washington School Corp.,
2.000%, 07/15/2022 (Insured by ST AID)	195,000	195,379
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	209,762
Total Indiana (Cost $45,657,336)		44,349,692	2.1%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by AGM)	110,000	111,603
City of Coralville IA:
4.000%, 06/01/2024	300,000	302,620
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	458,319
City of New Hampton IA:
3.000%, 06/01/2022 (Insured by BAM)	130,000	130,355
3.000%, 06/01/2023 (Insured by BAM)	135,000	136,657
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	2,850,000	2,853,269
County of Adair IA:
2.000%, 06/01/2022	580,000	580,903
2.000%, 06/01/2023	730,000	731,474
Iowa Finance Authority:
4.000%, 05/15/2025	1,975,000	2,033,246
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	95,000	96,483
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	570,000	587,318
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	850,000	885,798
3.000%, 07/01/2051 (Callable 01/01/2031)(Insured by GNMA)	995,000	998,047
0.740%, 05/15/2056 (SOFR + 0.550%)(Callable 05/15/2025)(Mandatory Tender Date 05/15/2026) (2)	6,000,000	5,930,800
Iowa Higher Education Loan Authority:
4.000%, 10/01/2023	325,000	333,872
3.000%, 04/01/2024	500,000	506,352
4.000%, 10/01/2024	340,000	352,365
3.000%, 04/01/2025	775,000	787,721
3.000%, 04/01/2026	800,000	814,418
4.000%, 10/01/2026	155,000	163,285
3.000%, 04/01/2027	820,000	836,317
4.000%, 10/01/2027	185,000	195,140
3.000%, 04/01/2028	845,000	860,223
4.000%, 10/01/2028	260,000	273,821
Iowa Tobacco Settlement Authority,
0.375%, 06/01/2030	285,000	284,394
Lake Panorama Improvement Zone:
3.000%, 06/01/2022	395,000	395,928
3.000%, 06/01/2023	405,000	408,993
3.000%, 06/01/2024	420,000	425,136
3.000%, 06/01/2025	430,000	435,650
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	1,900,000	2,053,783
Total Iowa (Cost $25,601,921)		24,964,290	1.2%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	1,050,000	1,022,143
Kansas Development Finance Authority:
5.000%, 05/01/2025	2,340,000	2,548,267
5.000%, 05/01/2026	1,225,000	1,364,720
5.000%, 05/01/2027	2,575,000	2,927,436
Kansas Independent College Finance Authority:
4.125%, 05/01/2022	2,250,000	2,252,338
4.375%, 05/01/2022	500,000	500,516
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	515,000
Kansas Power Pool,
5.000%, 12/01/2023	545,000	571,476
Public Building Commission of Johnson County,
5.000%, 09/01/2023	50,000	52,244
Reno County Unified School District No. 313,
4.000%, 09/01/2030 (Pre-refunded to 09/01/2022)	200,000	202,323
Wyandotte County-Kansas City Unified Government,
5.000%, 09/01/2031 (Callable 09/01/2024)	1,100,000	1,174,774
Total Kansas (Cost $13,562,876)		13,131,237	0.6%

Kentucky
Calloway County Public Library District,
2.500%, 06/01/2029	1,465,000	1,484,187
City of Henderson KY,
3.500%, 11/01/2028	3,295,000	3,468,860
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)	750,000	718,243
County of Kenton KY:
5.000%, 04/01/2024	375,000	396,983
5.000%, 04/01/2026	725,000	805,614
Danville Independent School District Finance Corp.,
2.000%, 03/01/2023 (Insured by ST AID)	75,000	75,167
Frankfort Independent School District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)	915,000	906,314
Harlan County School District Finance Corp.,
3.000%, 08/01/2025 (Callable 02/01/2025)(Insured by ST AID)	1,150,000	1,175,383
Kentucky Association of Counties:
4.000%, 02/01/2023	625,000	637,046
4.000%, 02/01/2024	650,000	673,767
4.000%, 02/01/2025	345,000	362,229
4.000%, 02/01/2026	355,000	377,415
Kentucky Association of Counties Finance Corp.,
4.000%, 02/01/2028	240,000	260,082
Kentucky Bond Corp.,
3.000%, 02/01/2025	765,000	783,413
Kentucky Bond Development Corp.:
2.000%, 03/01/2023	160,000	160,299
3.000%, 03/01/2024	160,000	162,462
4.000%, 03/01/2025	165,000	172,501
5.000%, 03/01/2026	150,000	164,407
5.000%, 03/01/2027	345,000	384,121
5.000%, 03/01/2028	190,000	214,533
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2022 (Insured by NATL)	1,000,000	990,709
0.000%, 12/01/2022 (ETM)(Insured by AGC)	75,000	74,276
0.000%, 10/01/2024 (Insured by NATL)	1,145,000	1,069,260
0.000%, 12/01/2024 (ETM)(Insured by AGC)	60,000	56,704
5.000%, 07/01/2025	1,500,000	1,618,047
0.000%, 10/01/2025 (Insured by NATL)	335,000	303,010
5.000%, 06/01/2026	240,000	264,339
0.000%, 10/01/2026 (Insured by NATL)	100,000	87,529
5.000%, 07/01/2028 (Callable 07/01/2025)	1,000,000	1,070,314
Kentucky Housing Corp.,
5.850%, 04/01/2048 (Callable 05/02/2022)(Mandatory Tender Date 04/01/2023) (1)	1,200,257	1,204,510
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	5,045,000	5,233,958
1.425%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	4,410,000	4,425,738
1.605%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	2,100,000	2,118,215
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	2,580,000	2,715,960
Kentucky State Property & Building Commission:
5.000%, 05/01/2028	300,000	342,256
5.000%, 10/01/2032 (Callable 10/01/2027)(Insured by AGM)	250,000	283,771
Kentucky State University:
5.000%, 11/01/2024 (Insured by BAM)	200,000	213,884
5.000%, 11/01/2026 (Insured by BAM)	250,000	279,129
5.000%, 11/01/2027 (Insured by BAM)	140,000	159,126
5.000%, 11/01/2028 (Insured by BAM)	290,000	334,946
5.000%, 11/01/2030 (Insured by BAM)	175,000	207,973
Kentucky Turnpike Authority,
4.000%, 07/01/2026	1,000,000	1,069,345
Louisville & Jefferson County Metropolitan Government:
5.000%, 12/01/2022 (Pre-refunded to 06/01/2022)	1,020,000	1,026,442
4.000%, 08/01/2027 (Callable 08/01/2026)	215,000	232,827
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	521,703
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	348,611
Murray State University:
5.000%, 09/01/2022 (Insured by ST AID)	410,000	416,324
5.000%, 09/01/2023 (Insured by ST AID)	435,000	454,645
3.000%, 03/01/2028 (Callable 03/01/2025)(Insured by ST AID)	400,000	406,180
Northern Kentucky University,
3.500%, 09/01/2028 (Insured by ST AID)	3,785,000	3,958,006
Perry County School District Finance Corp.,
2.000%, 12/01/2029 (Insured by ST AID)	2,905,000	2,771,140
Total Kentucky (Cost $48,970,013)		47,641,903	2.2%

Louisiana
Calcasieu Parish Fire Protection District No. 1,
4.000%, 03/01/2024 (Insured by BAM)	155,000	160,503
Calcasieu Parish School District No. 23:
5.000%, 09/01/2022 (Insured by BAM)	85,000	86,255
5.000%, 09/01/2023 (Insured by BAM)	175,000	182,429
5.000%, 09/01/2024 (Insured by BAM)	250,000	266,568
Calcasieu Parish School District No. 30,
4.000%, 02/15/2023 (Insured by AGM)	125,000	127,251
Calcasieu Parish School District No. 34,
2.000%, 11/01/2022	425,000	426,188
City of Ruston LA,
5.000%, 06/01/2031 (Callable 06/01/2026)(Insured by AGM)	1,020,000	1,127,272
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	175,000	182,209
5.000%, 03/01/2024 (Insured by BAM)	435,000	459,209
5.000%, 09/01/2024	1,000,000	1,063,605
5.000%, 09/01/2027 (Callable 09/01/2024)	1,420,000	1,508,600
3.125%, 10/01/2030	2,215,000	2,108,896
East Ouachita Parish School District,
2.500%, 03/01/2024	200,000	201,667
Greater Ouachita Water Co.,
5.000%, 09/01/2022 (Insured by BAM)	300,000	304,478
Jefferson Sales Tax District:
5.000%, 12/01/2023 (Insured by AGM)	550,000	577,457
5.000%, 12/01/2024 (Insured by AGM)	685,000	735,964
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	185,000	191,760
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	5,941,000	6,098,653
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	79,101
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	705,000	734,965
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,015,000	2,232,157
Louisiana Stadium & Exposition District,
4.000%, 07/03/2023 (Callable 04/01/2023)	2,500,000	2,545,220
Louisiana State University & Agricultural & Mechanical College,
5.000%, 07/01/2027 (Callable 07/01/2026)(Insured by BAM)	340,000	377,138
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2027	635,000	642,728
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	218,756
Parish of St. Charles LA,
4.000%, 12/01/2040 (Mandatory Tender Date 06/01/2022) (1)	3,040,000	3,050,110
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)(Insured by BAM)	210,000	213,810
St. Tammany Parish Recreation District No. 14,
2.250%, 04/01/2023	225,000	226,438
State of Louisiana:
5.000%, 05/01/2024 (Pre-refunded to 05/01/2022)	345,000	346,076
4.000%, 05/01/2032 (Callable 05/01/2025)	6,050,000	6,331,416
5.000%, 06/15/2034 (Pre-refunded to 06/15/2024)	85,000	90,691
Total Louisiana (Cost $33,821,565)		32,897,570	1.6%

Maine
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (Insured by AGM)	2,365,000	2,668,239
Maine State Housing Authority:
2.700%, 11/15/2029 (Callable 11/15/2025)	190,000	189,579
3.500%, 11/15/2045 (Callable 05/15/2025)	15,000	15,211
4.000%, 11/15/2045 (Callable 11/15/2025)	175,000	178,398
4.000%, 11/15/2046 (Callable 05/15/2026)	1,150,000	1,179,232
3.500%, 11/15/2047 (Callable 11/15/2026)	765,000	777,564
4.000%, 11/15/2049 (Callable 05/15/2028)	1,200,000	1,238,161
4.000%, 11/15/2050 (Callable 05/15/2029)	1,700,000	1,761,503
Total Maine (Cost $8,268,913)		8,007,887	0.4%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)(Insured by FGIC)	80,000	83,209
5.000%, 07/01/2030 (Callable 01/01/2027)	1,185,000	1,329,901
County of Baltimore MD,
3.000%, 09/01/2025 (Callable 09/01/2022)	950,000	953,857
County of Howard MD,
5.000%, 08/15/2026	4,805,000	5,414,864
Maryland Community Development Administration:
3.000%, 09/01/2051 (Callable 03/01/2030)	5,155,000	5,181,528
3.000%, 09/01/2051 (Callable 03/01/2030)	4,275,000	4,295,346
Maryland Health & Higher Educational Facilities Authority:
4.000%, 01/01/2023	580,000	590,427
5.000%, 07/01/2023	850,000	883,822
5.000%, 07/01/2024	1,775,000	1,892,744
5.000%, 01/01/2026	495,000	533,340
5.000%, 01/01/2027	430,000	470,114
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,255,000	2,439,405
Maryland Stadium Authority:
5.000%, 06/01/2024	750,000	797,702
5.000%, 06/01/2025	500,000	544,016
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	245,000	251,932
State of Maryland,
5.000%, 08/01/2028	6,200,000	7,267,254
Washington Suburban Sanitary Commission,
0.490%, 06/01/2023 (Callable 04/01/2022)(Optional Put Date 04/07/2022)(County Guaranteed) (1)	1,700,000	1,700,000
Total Maryland (Cost $35,672,215)		34,629,461	1.6%

Massachusetts
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)	540,000	544,807
5.000%, 10/01/2022 (Insured by AGM)	200,000	203,577
5.000%, 12/01/2023	190,000	199,485
5.000%, 12/01/2024	500,000	538,142
5.000%, 07/01/2025	300,000	315,486
5.000%, 10/01/2033 (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (1)	100,000	104,280
1.060%, 07/01/2049 (SIFMA Municipal Swap Index + 0.600%)(Callable 04/01/2022)(Mandatory Tender Date 01/29/2026) (2)(3)	3,300,000	3,294,393
Massachusetts Housing Finance Agency:
0.800%, 12/01/2025 (Callable 06/01/2024)	2,300,000	2,134,107
4.000%, 12/01/2044 (Callable 06/01/2025)	115,000	117,502
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	595,000	612,846
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	360,000	369,781
4.000%, 06/01/2049 (Callable 12/01/2028)	720,000	742,672
Massachusetts Transportation Trust,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	3,865,000	3,956,764
Total Massachusetts (Cost $13,348,222)		13,133,842	0.6%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	654,051
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2022 (Insured by BAM)	600,000	601,345
4.000%, 05/01/2023 (Insured by BAM)	620,000	634,249
4.000%, 05/01/2024 (Insured by BAM)	320,000	332,154
City of Allen Park MI:
2.000%, 05/01/2022 (Insured by BAM)	110,000	110,068
4.000%, 09/01/2022 (Insured by BAM)	250,000	252,532
4.000%, 05/01/2023 (Insured by BAM)	115,000	117,482
4.000%, 09/01/2023 (Insured by BAM)	300,000	308,461
City of Auburn Hills MI:
3.000%, 06/01/2028	1,050,000	1,088,184
3.000%, 06/01/2029	785,000	814,399
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	52,268
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	251,093
County of Ionia MI:
4.000%, 08/01/2024	210,000	218,979
4.000%, 08/01/2028	455,000	497,171
4.000%, 08/01/2029	125,000	137,336
Davison Community Schools,
3.000%, 05/01/2022	190,000	190,293
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)(Insured by AGM)	90,000	91,525
Eastern Michigan University,
5.000%, 03/01/2031 (Callable 03/01/2027)(Insured by BAM)	515,000	576,228
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	325,776
Ferris State University:
5.000%, 10/01/2024	950,000	1,017,841
5.000%, 10/01/2029	1,500,000	1,767,621
Fruitport Community Schools,
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	138,263
Holly Area School District,
4.000%, 05/01/2025 (Insured by Q-SBLF)	450,000	474,628
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 05/02/2022)(Insured by AGM)	215,000	215,553
Michigan Finance Authority:
5.000%, 11/01/2022	100,000	102,165
5.000%, 09/01/2023	185,000	193,038
5.000%, 09/01/2024	200,000	211,514
4.000%, 10/01/2024	1,350,000	1,377,431
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,620,000	1,732,259
5.000%, 09/01/2025	200,000	215,607
4.000%, 05/01/2026	60,000	64,026
5.000%, 09/01/2026	200,000	219,487
5.500%, 12/01/2026 (Callable 06/01/2025)	635,000	699,118
5.000%, 09/01/2027	280,000	312,109
5.000%, 07/01/2028 (Callable 07/01/2025)	500,000	544,596
5.000%, 07/01/2033	2,000,000	2,118,179
3.500%, 11/15/2044 (Mandatory Tender Date 11/15/2022) (1)	2,110,000	2,135,740
4.000%, 11/15/2044 (Mandatory Tender Date 08/15/2024) (1)	2,720,000	2,838,042
5.000%, 12/01/2044 (Mandatory Tender Date 02/01/2025) (1)	1,525,000	1,645,769
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Mandatory Tender Date 07/01/2024) (1)	365,000	380,103
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2024)	715,000	729,356
3.500%, 06/01/2047 (Callable 06/01/2026)	2,865,000	2,911,289
3.500%, 12/01/2050 (Callable 06/01/2029)	1,905,000	1,946,521
3.000%, 06/01/2052 (Callable 12/01/2030)	1,000,000	1,004,787
Pinckney Community Schools,
4.000%, 05/01/2028 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,073,550
Redford Union School District No. 1:
5.000%, 11/01/2025 (Insured by Q-SBLF)	680,000	747,614
5.000%, 11/01/2026 (Insured by Q-SBLF)	800,000	897,279
Roseville Community Schools,
5.000%, 05/01/2028 (Pre-refunded to 05/01/2025)(Insured by Q-SBLF)	1,885,000	2,053,360
Saginaw City School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)	845,000	881,301
4.000%, 05/01/2026 (Insured by Q-SBLF)	890,000	955,820
Saginaw Valley State University,
5.000%, 07/01/2028 (Callable 07/01/2026)	855,000	951,233
South Lake Schools:
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	290,663
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	515,792
Tri-County Area School District:
4.000%, 05/01/2022 (Insured by AGM)	640,000	641,435
4.000%, 05/01/2023 (Insured by AGM)	705,000	721,659
Wayne State University,
5.000%, 11/15/2031 (Callable 11/15/2024)	1,860,000	1,996,274
Western Michigan University:
5.000%, 11/15/2023 (Insured by AGM)	120,000	126,031
5.000%, 11/15/2024 (Insured by AGM)	125,000	134,489
5.000%, 11/15/2025 (Insured by AGM)	150,000	165,172
5.000%, 11/15/2025 (Insured by AGM)	675,000	743,275
5.000%, 11/15/2026 (Insured by AGM)	150,000	168,793
5.000%, 11/15/2026 (Insured by AGM)	425,000	478,246
5.000%, 11/15/2027 (Insured by AGM)	130,000	149,102
5.000%, 11/15/2027 (Insured by AGM)	300,000	344,081
5.000%, 11/15/2028 (Insured by AGM)	100,000	116,564
5.000%, 11/15/2028 (Insured by AGM)	250,000	291,409
5.000%, 11/15/2029 (Insured by AGM)	100,000	118,281
5.000%, 11/15/2029 (Insured by AGM)	280,000	331,185
Total Michigan (Cost $48,518,195)		47,141,244	2.2%

Minnesota
Alexandria Independent School District No. 206:
3.000%, 02/01/2024	455,000	462,044
3.000%, 02/01/2027	500,000	511,419
3.000%, 02/01/2029	470,000	480,252
Brainerd Independent School District No. 181,
4.000%, 02/01/2027 (Insured by SD CRED PROG)	685,000	748,221
Chaska Independent School District No. 112,
2.500%, 02/01/2029	2,340,000	2,295,208
City of Maple Grove MN,
4.000%, 05/01/2022	610,000	611,340
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority,
0.495%, 08/01/2028 (Insured by NATL) (1)(5)	50,000	50,000
City of Northfield MN,
2.000%, 02/01/2029	2,905,000	2,810,262
City of Plato MN,
4.000%, 04/01/2022	265,000	265,000
City of St. Paul MN,
5.000%, 11/01/2028 (Callable 11/01/2024)	1,035,000	1,106,045
County of Chippewa MN,
4.000%, 03/01/2024	1,340,000	1,377,413
Duluth Economic Development Authority:
5.000%, 06/15/2023	280,000	289,869
5.000%, 06/15/2024	250,000	263,290
5.000%, 06/15/2025	275,000	295,069
5.000%, 06/15/2026	350,000	381,249
Duluth Independent School District No. 709:
5.000%, 02/01/2023 (Insured by SD CRED PROG)	815,000	837,152
0.000%, 02/01/2029 (Callable 02/01/2028)(Insured by SD CRED PROG)	1,850,000	1,478,483
Fergus Falls Independent School District No. 544,
2.500%, 02/01/2024	105,000	105,428
Golden Valley Housing & Redevelopment Authority,
4.000%, 02/01/2030 (Callable 02/01/2024)	1,070,000	1,100,177
Housing & Redevelopment Authority of the City of St. Paul:
5.000%, 11/15/2025	465,000	508,466
5.000%, 12/01/2025	285,000	310,169
2.000%, 09/01/2026 (Callable 09/01/2024)	350,000	328,037
5.000%, 12/01/2027	1,065,000	1,189,735
Maple River Independent School District No. 2135:
5.000%, 02/01/2023 (Insured by SD CRED PROG)	515,000	529,601
5.000%, 02/01/2024 (Insured by SD CRED PROG)	915,000	965,794
5.000%, 02/01/2025 (Insured by SD CRED PROG)	395,000	427,526
5.000%, 02/01/2026 (Insured by SD CRED PROG)	1,000,000	1,108,874
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2025	310,000	333,290
Minnesota Higher Education Facilities Authority:
5.000%, 04/01/2023	100,000	103,133
3.000%, 12/01/2023	150,000	151,634
5.000%, 03/01/2024	165,000	173,642
4.000%, 12/01/2024	100,000	103,580
5.000%, 03/01/2027 (Callable 03/01/2026)	250,000	272,950
5.000%, 10/01/2027	750,000	848,836
5.000%, 10/01/2028 (Callable 10/01/2027)	1,445,000	1,633,258
5.000%, 10/01/2029 (Callable 10/01/2027)	770,000	869,672
Minnesota Housing Finance Agency:
3.900%, 07/01/2030 (Callable 05/02/2022)(Insured by GNMA)	55,000	55,220
4.000%, 01/01/2038 (Callable 01/01/2024)	415,000	425,235
2.625%, 01/01/2040 (Callable 07/01/2029)(Insured by GNMA)	5,000,000	4,956,290
1.010%, 07/01/2041 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/01/2023)(Mandatory Tender Date 12/12/2023)(Insured by GNMA) (2)	370,000	370,503
0.890%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 01/01/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)	6,490,000	6,479,619
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)	2,360,000	2,397,963
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	140,000	143,639
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	300,000	307,949
3.000%, 01/01/2051 (Callable 01/01/2030)(Insured by GNMA)	6,160,000	6,189,400
3.000%, 07/01/2052 (Callable 01/01/2031)	5,000,000	5,022,001
3.000%, 07/01/2052 (Callable 07/01/2031)(Insured by GNMA)	5,000,000	5,020,927
Minnesota Municipal Gas Agency,
4.000%, 12/01/2052 (Callable 09/01/2027)(Mandatory Tender Date 12/01/2027) (1)	6,700,000	7,147,623
Moorhead Independent School District No. 152:
4.000%, 02/01/2023	235,000	239,373
4.000%, 02/01/2024	245,000	253,110
4.000%, 02/01/2025	255,000	267,162
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	230,000	235,513
Plymouth Intermediate District No. 287,
5.000%, 05/01/2022	105,000	105,318
Shakopee Independent School District No. 720:
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	694,476
0.000%, 02/01/2027 (Insured by SD CRED PROG)	6,660,000	5,903,616
St. Paul Port Authority,
0.580%, 02/01/2034 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	1,400,000	1,400,000
State of Minnesota,
5.000%, 06/01/2025 (Callable 06/01/2023)	150,000	155,594
Zumbro Education District:
4.000%, 02/01/2023	340,000	345,596
4.000%, 02/01/2025	330,000	343,071
4.000%, 02/01/2027	395,000	417,446
Total Minnesota (Cost $77,117,760)		74,202,762	3.5%

Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by AGM)	200,000	203,293
City of Oxford MS,
3.000%, 09/01/2024	250,000	246,848
City of Ridgeland MS:
3.000%, 10/01/2022	1,420,000	1,423,462
3.000%, 10/01/2023	1,335,000	1,340,797
3.000%, 10/01/2024	1,505,000	1,515,242
City of Yazoo MS:
3.000%, 03/01/2025 (Insured by AGM)	125,000	127,863
3.000%, 03/01/2026 (Insured by AGM)	130,000	133,727
Copiah-Lincoln Community College District:
2.000%, 09/01/2022 (Insured by AGM)	165,000	165,529
2.000%, 09/01/2023 (Insured by AGM)	95,000	95,001
2.000%, 09/01/2025 (Insured by AGM)	205,000	202,141
2.000%, 09/01/2026 (Callable 09/01/2025)(Insured by AGM)	110,000	107,656
County of Lowndes MS,
6.800%, 04/01/2022	50,000	50,000
County of Warren MS,
2.900%, 09/01/2032 (Mandatory Tender Date 09/01/2023) (1)	800,000	810,178
Marshall County School District,
3.000%, 06/01/2022 (Insured by BAM)	275,000	275,769
Mississippi Business Finance Corp.:
2.500%, 04/01/2022	1,335,000	1,335,000
3.200%, 09/01/2028 (Callable 03/13/2024)	2,460,000	2,504,352
Mississippi Development Bank:
4.000%, 07/01/2022	170,000	171,208
5.000%, 10/01/2022 (3)	400,000	405,254
5.000%, 07/01/2023	150,000	155,969
5.000%, 10/01/2023 (3)	400,000	411,697
5.000%, 03/01/2024 (Insured by AGM)	50,000	52,763
5.000%, 10/01/2024 (3)	210,000	220,756
5.000%, 11/01/2024	335,000	358,778
5.000%, 07/01/2025	120,000	130,232
5.000%, 11/01/2025 (Insured by BAM)	240,000	263,429
5.000%, 07/01/2027	150,000	169,075
5.000%, 07/01/2028	170,000	194,242
Mississippi Home Corp.:
4.000%, 12/01/2048 (Callable 06/01/2028)(Insured by GNMA)	385,000	397,636
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)	835,000	850,735
Natchez-Adams School District,
5.000%, 02/01/2027	380,000	424,671
State of Mississippi:
5.000%, 10/15/2022	700,000	712,980
5.000%, 10/15/2023	585,000	610,493
5.000%, 10/15/2024	320,000	342,521
5.000%, 10/15/2025	405,000	443,655
5.000%, 10/15/2028 (Callable 10/15/2025)	1,255,000	1,376,772
5.000%, 12/01/2030 (Pre-refunded to 12/01/2026)	100,000	113,250
West Rankin Utility Authority,
4.000%, 01/01/2027 (Callable 01/01/2025)(Insured by AGM)	380,000	399,647
Total Mississippi (Cost $19,097,349)		18,742,621	0.9%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	780,000	760,035
City of Berkeley MO,
3.000%, 05/01/2024 (Insured by BAM)	205,000	208,228
City of St. Louis MO:
5.000%, 07/01/2023 (Insured by AGM)	415,000	431,408
5.000%, 12/15/2025 (Insured by AGM)	1,085,000	1,193,398
5.000%, 12/15/2026 (Callable 12/15/2025)(Insured by AGM)	1,025,000	1,130,091
Grain Valley School District No. R-V,
5.000%, 03/01/2030 (Callable 03/01/2025)(Insured by ST AID)	500,000	539,773
Hanley Road Corridor Transportation Development District:
1.000%, 10/01/2027	375,000	339,537
1.625%, 10/01/2033 (Callable 10/01/2029)	700,000	691,305
2.000%, 10/01/2039 (Callable 10/01/2029)	750,000	727,109
Health & Educational Facilities Authority of the State of Missouri:
0.000%, 09/01/2022 (ETM)(Insured by NATL)	55,000	54,672
3.000%, 08/01/2023	140,000	141,920
5.000%, 09/01/2023	285,000	294,959
5.000%, 06/01/2024	235,000	249,792
5.000%, 09/01/2024	295,000	308,320
4.000%, 08/01/2025	150,000	158,475
5.000%, 02/01/2029 (Callable 02/01/2026)	215,000	230,743
5.000%, 02/01/2030 (Callable 02/01/2026)	405,000	432,990
Metropolitan Park and Recreation District,
5.000%, 12/30/2025 (Pre-refunded to 12/30/2023)	1,000,000	1,054,244
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2037 (Callable 05/01/2025)	1,420,000	1,541,512
Missouri Housing Development Commission:
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	85,000	85,455
3.250%, 11/01/2052 (Callable 11/01/2030)(Insured by GNMA)	2,000,000	2,028,842
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	116,523
5.000%, 10/01/2027 (Insured by AGM)	100,000	112,794
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	180,000	178,580
Neosho R-V School District:
4.000%, 03/01/2023 (Insured by ST AID)	170,000	173,848
4.000%, 03/01/2024 (Insured by ST AID)	275,000	285,182
4.000%, 03/01/2025 (Insured by ST AID)	220,000	231,587
4.000%, 03/01/2026 (Insured by ST AID)	510,000	544,002
Northwest Missouri State University:
5.000%, 06/01/2024 (Insured by BAM)	500,000	529,294
5.000%, 06/01/2025 (Insured by BAM)	570,000	614,916
5.000%, 06/01/2026 (Insured by BAM)	500,000	548,629
Riverview Gardens School District,
4.000%, 04/01/2022 (Insured by ST AID)	380,000	380,000
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	175,000	172,577
St. Louis Land Clearance for Redevelopment Authority,
4.250%, 06/01/2026	2,040,000	2,107,853
State of Missouri Health & Educational Facilities Authority,
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	195,000	199,399
Total Missouri (Cost $19,383,745)		18,797,992	0.9%

Montana
City of Forsyth MT,
3.900%, 03/01/2031 (Callable 03/01/2023) (1)	11,000,000	11,161,000
City of Red Lodge MT:
2.000%, 07/01/2022 (Insured by BAM)	195,000	195,453
2.000%, 07/01/2023 (Insured by BAM)	270,000	270,775
Mizuho Floater/Residual Trust,
0.710%, 06/01/2034 (Optional Put Date 05/05/2022) (1)(3)	4,510,000	4,510,000
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	735,000	756,020
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	850,000	874,154
Montana Facility Finance Authority:
5.000%, 01/01/2023	100,000	102,600
4.000%, 07/01/2025	155,000	160,884
5.000%, 07/01/2025	110,000	119,811
4.000%, 07/01/2026	330,000	345,521
Total Montana (Cost $18,617,199)		18,496,218	0.9%

Nebraska
Central Plains Energy Project,
5.000%, 09/01/2032 (Callable 09/01/2022)	350,000	354,891
City of Gretna NE:
4.000%, 12/15/2025 (Callable 12/15/2024)	1,000,000	1,043,146
5.000%, 12/15/2025 (Callable 12/15/2024)	2,500,000	2,686,188
County of Douglas NE,
0.990%, 07/01/2035 (SIFMA Municipal Swap Index + 0.530%)(Mandatory Tender Date 09/01/2026) (2)	1,250,000	1,254,167
Nebraska Investment Finance Authority,
3.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)	4,000,000	4,012,570
Papio-Missouri River Natural Resources District:
3.000%, 12/01/2028 (Callable 10/12/2026)	600,000	619,269
3.000%, 12/01/2029 (Callable 10/12/2026)	330,000	339,945
Public Power Generation Agency:
5.000%, 01/01/2029 (Callable 01/01/2025)	385,000	413,604
5.000%, 01/01/2031 (Callable 01/01/2025)	625,000	670,745
Scotts Bluff County School District No. 16,
5.000%, 12/01/2026 (Pre-refunded to 05/30/2022)	115,000	115,735
Total Nebraska (Cost $11,861,962)		11,510,260	0.6%

Nevada
City of Yerington NV,
1.625%, 11/01/2023 (Callable 11/01/2022)	7,000,000	6,932,283
Clark County School District,
5.000%, 06/15/2023	585,000	607,390
County of Clark NV,
5.000%, 07/01/2025	490,000	533,704
Las Vegas Redevelopment Agency:
5.000%, 06/15/2023	250,000	258,962
3.000%, 06/15/2032 (Callable 06/15/2026)	790,000	771,763
Nevada Housing Division:
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	1,120,000	1,159,169
3.000%, 04/01/2051 (Callable 10/01/2030)(Insured by GNMA)	1,380,000	1,386,642
Total Nevada (Cost $11,869,062)		11,649,913	0.6%

New Hampshire
Hollis School District,
2.769%, 06/28/2027 (Callable 04/21/2022) (3)	1,770,801	1,679,868
New Hampshire Business Finance Authority:
4.000%, 01/01/2028 (Callable 01/01/2026)	285,000	298,845
4.000%, 01/01/2029 (Callable 01/01/2026)	300,000	314,438
New Hampshire Health and Education Facilities Authority,
3.150%, 08/01/2022 (3)	8,900,000	8,908,968
Total New Hampshire (Cost $11,375,322)		11,202,119	0.5%

New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2022 (3)	2,087,000	2,102,264
3.400%, 08/15/2023 (3)	2,171,000	2,212,030
3.400%, 08/15/2024 (3)	793,000	812,253
Borough of Wood-Ridge NJ,
1.000%, 09/01/2026	1,000,000	921,914
City of Atlantic City NJ,
5.000%, 03/01/2024 (Insured by BAM)	300,000	315,829
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	480,138
City of New Brunswick NJ,
4.000%, 02/15/2029 (Callable 02/15/2026)(Insured by BAM)	1,295,000	1,377,983
City of Newark NJ:
1.250%, 07/25/2022	2,000,000	2,000,158
5.000%, 10/01/2022 (Insured by ST AID)	700,000	711,131
5.000%, 10/01/2025 (Insured by AGM)	370,000	402,229
City of Orange Township NJ,
4.000%, 12/01/2027 (Insured by AGM)	1,295,000	1,392,900
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	503,900
4.000%, 07/15/2023 (Insured by AGM)	200,000	205,399
City of Union City NJ:
5.000%, 11/01/2022 (Insured by ST AID)	1,505,000	1,533,636
5.000%, 11/01/2023 (Insured by ST AID)	435,000	454,069
County of Union NJ,
3.500%, 03/01/2031 (Callable 05/02/2022)	1,050,000	1,050,920
Little Egg Harbor Board of Education,
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by AGM)	375,000	402,520
Montvale School District,
2.000%, 08/15/2024	1,010,000	1,001,882
New Jersey Economic Development Authority:
0.000%, 07/01/2022 (ETM)(Insured by NATL)	25,000	24,925
5.000%, 07/15/2022	250,000	252,383
4.000%, 01/01/2023	50,000	50,579
5.000%, 06/15/2024	390,000	412,157
0.000%, 07/01/2024 (ETM)(Insured by NATL)	455,000	433,227
5.250%, 07/01/2025 (Insured by NATL)	380,000	413,141
1.710%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	20,000	20,245
5.000%, 03/01/2026 (Callable 03/01/2023)	1,310,000	1,342,445
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	422,637
5.000%, 06/15/2027 (Callable 06/15/2024)	1,090,000	1,151,686
5.000%, 03/01/2029 (Pre-refunded to 03/01/2023)	500,000	514,935
3.125%, 07/01/2029 (Callable 07/01/2027)	935,000	936,339
5.000%, 03/01/2030 (Pre-refunded to 03/01/2023)	810,000	834,194
5.000%, 03/01/2031 (Pre-refunded to 09/01/2022)	65,000	66,032
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022 (ETM)	150,000	151,456
New Jersey Health Care Facilities Financing Authority,
0.510%, 07/01/2038 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	7,450,000	7,450,000
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	340,000	337,640
New Jersey Housing & Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)	645,000	677,881
4.750%, 10/01/2050 (Callable 04/01/2028)	1,440,000	1,522,177
New Jersey Transportation Trust Fund Authority:
5.000%, 12/15/2023	275,000	287,816
5.250%, 12/15/2023	360,000	378,268
5.000%, 06/15/2024	800,000	849,950
0.000%, 12/15/2024 (Insured by AGC)	520,000	485,274
0.000%, 12/15/2026 (Insured by AMBAC)	110,000	96,006
0.000%, 12/15/2026 (Insured by BHAC)	480,000	426,774
5.000%, 12/15/2026	1,390,000	1,541,951
North Hudson Sewerage Authority,
0.000%, 08/01/2025 (ETM)(Insured by NATL)	25,000	23,056
Nutley School District,
4.000%, 07/15/2028 (Callable 07/15/2025)(Insured by AGM)	1,465,000	1,552,382
Passaic Valley Sewerage Commission,
3.000%, 12/01/2029 (Callable 12/01/2028)(Insured by AGM)	5,555,000	5,678,127
Salem County Improvement Authority:
4.000%, 08/15/2022 (Insured by AGM)	265,000	267,445
4.000%, 08/15/2024 (Insured by AGM)	350,000	363,135
4.000%, 08/15/2026 (Insured by AGM)	475,000	502,633
South Jersey Transportation Authority,
5.000%, 11/01/2029 (Pre-refunded to 11/01/2022)	125,000	127,582
State of New Jersey:
5.000%, 06/01/2025	2,715,000	2,941,009
5.000%, 06/01/2026	3,785,000	4,183,065
4.000%, 06/01/2030 (Pre-refunded to 06/01/2023)	150,000	153,882
Township of Little Falls NJ,
0.050%, 08/01/2025	650,000	582,108
Township of Maple Shade NJ,
4.000%, 02/15/2028 (Callable 02/15/2026)	100,000	106,141
Washington Township Municipal Utilities Authority,
0.000%, 12/15/2023 (Insured by NATL)	25,000	24,030
Total New Jersey (Cost $56,755,066)		55,465,868	2.6%

New Mexico
Lea County Public School District No. 8:
4.000%, 09/15/2027 (Callable 09/15/2026)(Insured by ST AID)	515,000	552,132
4.000%, 09/15/2028 (Callable 09/15/2026)(Insured by ST AID)	500,000	533,866
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	85,000	85,737
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	60,000	61,199
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	230,000	235,781
4.250%, 07/01/2049 (Callable 01/01/2028)(Insured by GNMA)	75,000	78,059
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,625,000	1,670,871
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,240,000	2,332,443
3.500%, 01/01/2051 (Callable 07/01/2029)(Insured by GNMA)	4,390,000	4,484,652
Total New Mexico (Cost $10,489,518)		10,034,740	0.5%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,110,198
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	840,000	796,213
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 05/02/2022) (3)	868,915	831,628
City of Long Beach NY:
2.000%, 02/17/2023	5,658,500	5,618,606
2.000%, 02/17/2023	900,000	896,696
City of New York NY:
5.000%, 08/01/2022	185,000	187,422
5.000%, 08/01/2038 (Callable 08/01/2023)	6,150,000	6,410,211
0.650%, 04/01/2042 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	15,500,000	15,500,000
0.650%, 04/01/2042 (Optional Put Date 04/01/2022) (1)	4,000,000	4,000,000
City of Plattsburgh NY,
5.000%, 06/15/2026 (Insured by AGM)	495,000	546,017
City of Poughkeepsie NY:
4.000%, 04/15/2024	280,000	288,173
4.000%, 04/15/2026	450,000	473,347
County of Nassau NY,
5.000%, 04/01/2026 (Pre-refunded to 04/01/2024)	13,660,000	14,480,082
County of Rockland NY,
5.000%, 03/01/2023 (Insured by AGM)	415,000	428,045
County of Suffolk NY:
5.000%, 05/01/2023	2,845,000	2,922,983
5.000%, 05/01/2027 (Callable 05/01/2024)	500,000	530,030
Geneva Development Corp.:
5.000%, 09/01/2023 (Pre-refunded to 09/01/2022)	450,000	457,053
5.000%, 09/01/2023 (ETM)	30,000	31,350
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	50,000	52,251
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025 (Callable 07/01/2023)	815,000	845,462
Huntington Local Development Corp.:
3.000%, 07/01/2025	1,130,000	1,091,584
4.000%, 07/01/2027	4,950,000	4,903,597
Long Island Power Authority:
1.069%, 05/01/2033 (1 Month LIBOR USD + 0.750%)(Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	5,610,000	5,608,370
1.650%, 09/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024) (1)	2,550,000	2,527,306
Metropolitan Transportation Authority:
5.000%, 05/15/2022	525,000	527,181
5.000%, 09/01/2022	3,250,000	3,294,883
5.000%, 11/15/2023	150,000	157,056
0.855%, 11/01/2030 (1 Month LIBOR USD + 0.550%)(Mandatory Tender Date 11/01/2022) (2)	2,520,000	2,514,151
5.000%, 11/15/2048 (Mandatory Tender Date 11/15/2022) (1)	1,050,000	1,071,072
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	229,136
2.750%, 05/01/2050 (Callable 12/01/2022)(Mandatory Tender Date 12/29/2023) (1)	300,000	301,762
2.100%, 11/01/2058 (Callable 04/21/2022)(Mandatory Tender Date 07/03/2023) (1)	240,000	240,025
0.700%, 11/01/2060 (Callable 05/01/2023)(Mandatory Tender Date 05/01/2025)(Insured by FHA) (1)	2,590,000	2,438,073
New York City Municipal Water Finance Authority,
0.660%, 06/15/2033 (Optional Put Date 04/01/2022) (1)	12,000,000	12,000,000
New York City Water & Sewer System,
5.000%, 06/15/2030 (Callable 12/15/2025)	1,710,000	1,879,560
New York State Dormitory Authority:
5.000%, 02/15/2028	1,180,000	1,246,849
5.000%, 07/01/2028 (Callable 07/01/2025)	505,000	547,237
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	820,000	919,269
5.000%, 05/01/2048 (Callable 11/01/2025)(Mandatory Tender Date 05/01/2026) (1)	2,375,000	2,602,558
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 11/01/2022)(Insured by SONYMA)	2,500,000	2,398,053
1.600%, 11/01/2024 (Callable 04/21/2022)	5,815,000	5,715,047
0.750%, 05/01/2025 (Callable 07/01/2022)(Insured by SONYMA)	3,775,000	3,582,707
0.750%, 11/01/2025 (Callable 04/21/2022)(Insured by SONYMA)	5,525,000	5,278,978
0.650%, 11/01/2056 (Callable 07/01/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)	2,500,000	2,324,990
New York State Thruway Authority Highway & Bridge Trust Fund,
5.000%, 04/01/2026 (Callable 05/02/2022)	2,000,000	2,005,823
New York Transportation Development Corp.,
5.000%, 12/01/2027	900,000	991,720
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)(Insured by AGM)	715,000	747,232
St. Lawrence County Industrial Development Agency:
5.000%, 07/01/2025 (Callable 01/01/2023)	235,000	239,917
5.000%, 07/01/2026	315,000	348,032
5.000%, 07/01/2027 (Callable 01/01/2023)	315,000	321,601
5.000%, 07/01/2027 (Callable 07/01/2026)	200,000	220,483
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	105,000	106,282
4.000%, 10/01/2046 (Callable 04/01/2025)	190,000	194,557
3.500%, 10/01/2052 (Callable 04/01/2031)(Insured by SONYMA)	1,270,000	1,304,189
Town of Oyster Bay NY,
4.000%, 02/15/2026 (Insured by BAM)	95,000	100,943
Triborough Bridge & Tunnel Authority,
0.554%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,795,320	2,793,513
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	221,048
Westchester County Local Development Corp.,
3.200%, 07/01/2028 (3)	3,000,000	2,868,012
Total New York (Cost $134,157,390)		132,268,563	6.2%

North Carolina
Durham Housing Authority,
5.000%, 12/01/2035 (Pre-refunded to 12/01/2022)	255,000	260,651
Inlivian,
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)(6)	8,332,000	8,340,314
North Carolina Capital Facilities Finance Agency:
5.000%, 04/01/2022	100,000	100,000
5.000%, 06/01/2022 (Insured by AGC)	100,000	100,588
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	245,000	252,881
4.000%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	1,895,000	1,959,136
4.000%, 07/01/2050 (Callable 07/01/2029)	2,825,000	2,929,654
North Carolina Medical Care Commission:
4.000%, 10/01/2027	600,000	642,878
4.000%, 06/01/2030 (Callable 06/01/2026)	250,000	265,317
2.200%, 12/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (1)	1,845,000	1,848,219
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,291,854
University of North Carolina at Chapel Hill,
0.705%, 12/01/2041 (1 Month LIBOR USD + 0.400%)(Callable 04/21/2022)(Mandatory Tender Date 11/09/2022) (2)	5,000,000	5,000,394
Total North Carolina (Cost $23,250,867)		22,991,886	1.1%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 11/01/2022)	5,200,000	4,972,573
City of Horace ND:
3.000%, 05/01/2023	190,000	192,049
0.650%, 08/01/2023 (Callable 08/01/2022)	2,960,000	2,879,900
3.000%, 05/01/2025	250,000	254,413
3.000%, 05/01/2025	205,000	208,619
3.000%, 05/01/2026	345,000	351,819
3.000%, 05/01/2026	100,000	101,977
3.000%, 05/01/2027 (Callable 05/01/2026)	265,000	269,180
3.000%, 05/01/2028 (Callable 05/01/2027)	305,000	309,060
City of Mandan ND,
2.750%, 09/01/2041 (Callable 05/02/2022)	195,000	181,274
City of Watford City ND,
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,838,947
City of West Fargo ND:
5.000%, 05/01/2022	200,000	200,608
4.000%, 05/01/2024	900,000	936,046
City of Williston ND,
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	779,040
County of Burleigh ND:
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	400,000	406,212
4.500%, 07/01/2032 (Pre-refunded to 07/01/2022)	360,000	362,886
County of McKenzie ND:
5.000%, 08/01/2022	1,000,000	1,010,154
5.000%, 08/01/2023	2,300,000	2,374,810
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	400,000	408,319
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/18/2022)	585,000	585,127
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	430,000	442,741
4.000%, 01/01/2051 (Callable 07/01/2029)	2,335,000	2,421,440
3.000%, 07/01/2052 (Callable 01/01/2031)	8,000,000	8,028,534
University of North Dakota,
5.000%, 06/01/2024 (Insured by AGM)	800,000	851,758
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 04/18/2022)	300,000	293,912
4.625%, 03/01/2026 (Callable 04/18/2022)	2,620,000	2,557,283
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	1,027,999
Total North Dakota (Cost $35,203,948)		34,246,680	1.6%

Ohio
Akron Bath Copley Joint Township Hospital District,
5.000%, 11/15/2028	535,000	609,172
Alliance City School District,
2.500%, 12/01/2022 (Insured by SD CRED PROG)	200,000	201,475
City of Akron OH:
4.000%, 12/01/2025	2,000,000	2,131,573
4.000%, 12/01/2026	3,350,000	3,603,838
City of Cleveland OH,
5.000%, 10/01/2031 (Callable 04/01/2028)	570,000	658,747
City of Huron OH,
3.125%, 12/01/2024	325,000	326,974
City of Lorain OH:
3.000%, 12/01/2022 (Insured by BAM)	185,000	186,895
3.000%, 12/01/2023 (Insured by BAM)	185,000	188,379
3.000%, 12/01/2024 (Insured by BAM)	130,000	133,325
3.000%, 12/01/2025 (Insured by BAM)	135,000	139,250
3.000%, 12/01/2026 (Insured by BAM)	135,000	139,780
City of Middleburg Heights OH:
4.000%, 08/01/2025	165,000	174,092
5.000%, 08/01/2026	270,000	299,028
5.000%, 08/01/2027	280,000	314,847
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	351,735
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	252,204
City of Toledo OH,
5.000%, 12/01/2022	150,000	153,344
City of Waterville OH,
1.000%, 12/01/2026	2,070,000	1,917,387
Cleveland-Cuyahoga County Port Authority,
5.000%, 08/01/2026 (Callable 08/01/2024)	550,000	585,615
Columbus City Schools,
5.000%, 12/01/2030 (Callable 06/01/2026)	780,000	866,284
County of Franklin OH,
5.000%, 05/15/2030 (Pre-refunded to 05/15/2023)	270,000	279,907
County of Gallia OH,
8.000%, 07/01/2042 (Pre-refunded to 07/01/2022)	540,000	548,680
County of Holmes OH,
3.000%, 12/01/2022 (Callable 05/02/2022)(Insured by AGM)	65,000	65,169
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,560,423
5.000%, 11/15/2025	2,500,000	2,730,054
5.000%, 11/15/2027	2,015,000	2,281,487
Cuyahoga Metropolitan Housing Authority:
3.000%, 12/01/2022	245,000	247,025
4.000%, 12/01/2023	310,000	318,901
4.000%, 12/01/2024	335,000	348,660
4.000%, 12/01/2025	335,000	352,444
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	134,271
4.000%, 12/01/2025 (Insured by BAM)	65,000	68,969
4.000%, 12/01/2026 (Insured by BAM)	100,000	107,257
Great Oaks Career Campuses Board of Education,
4.000%, 12/01/2022	400,000	407,052
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	152,482
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	50,779
Miami University:
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	161,825
5.000%, 09/01/2027 (6)	575,000	647,309
Northeast Ohio Medical University,
5.000%, 12/01/2025	125,000	134,626
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)(Insured by SD CRED PROG)	430,000	443,649
Ohio Air Quality Development Authority,
1.500%, 02/01/2026 (Mandatory Tender Date 11/04/2025) (1)	2,600,000	2,455,819
Ohio Higher Educational Facility Commission:
5.000%, 11/01/2023	580,000	607,732
5.000%, 05/01/2024	705,000	744,537
5.000%, 05/01/2024	415,000	438,274
5.000%, 03/01/2025	620,000	653,649
5.000%, 05/01/2025	595,000	642,776
5.000%, 05/01/2025	455,000	491,534
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	810,314
Ohio Housing Finance Agency:
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	75,000	77,033
4.500%, 03/01/2050 (Callable 09/01/2028)	2,265,000	2,373,798
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	6,245,000	6,446,040
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024 (Insured by BHAC)	815,000	854,910
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/02/2022)	6,705,000	6,691,534
3.125%, 11/15/2023	245,000	246,606
5.000%, 04/01/2026	175,000	193,821
5.000%, 04/01/2027	250,000	281,375
4.000%, 11/15/2028	770,000	810,935
State of Ohio:
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	25,778
5.000%, 05/01/2034	575,000	623,489
Toledo-Lucas County Port Authority,
2.000%, 11/15/2031	1,085,000	998,051
Troy City School District,
2.050%, 12/01/2023 (Callable 12/01/2022)	90,000	90,084
University of Akron,
5.000%, 01/01/2034 (Callable 07/01/2026)(Insured by BAM)	2,195,000	2,422,373
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	97,728
4.000%, 12/01/2024 (Insured by AGM)	100,000	104,156
Wadsworth City School District,
4.000%, 12/01/2030 (Callable 12/01/2026)	325,000	347,694
Total Ohio (Cost $55,399,505)		53,804,953	2.5%

Oklahoma
Canadian County Educational Facilities Authority:
5.000%, 09/01/2027 (Callable 09/01/2026)	1,000,000	1,120,877
5.000%, 09/01/2028 (Callable 09/01/2026)	750,000	839,651
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	185,000	179,234
City of Midwest City OK,
3.000%, 06/01/2023	485,000	491,958
City of Oklahoma City OK,
2.000%, 03/01/2027	600,000	596,146
Custer County Economic Development Authority,
4.000%, 12/01/2023	450,000	462,922
Elk City Industrial Authority,
3.000%, 05/01/2022	105,000	105,153
Grady County School Finance Authority:
5.000%, 12/01/2024	565,000	600,096
5.000%, 12/01/2025	945,000	1,022,223
5.000%, 12/01/2026	1,015,000	1,116,235
5.000%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,175,149
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2023	385,000	389,590
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	373,366
Oklahoma County Independent School District No. 12,
0.050%, 03/01/2024	1,465,000	1,387,795
Oklahoma Development Finance Authority:
4.000%, 08/01/2022	535,000	538,955
5.000%, 08/01/2023	485,000	501,612
2.600%, 03/01/2024	675,000	668,536
5.000%, 08/01/2024	585,000	613,012
5.000%, 08/15/2028 (Callable 08/15/2025)	950,000	1,026,756
Oklahoma Municipal Power Authority:
0.850%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	75,000	75,096
5.000%, 01/01/2032 (Callable 01/01/2026)	415,000	455,035
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	775,079
Purcell Public Works Authority:
5.000%, 03/01/2024	250,000	262,854
5.000%, 03/01/2025	200,000	215,030
5.000%, 03/01/2026	435,000	477,804
5.000%, 03/01/2027	880,000	985,397
5.000%, 03/01/2030 (Callable 03/01/2028)	500,000	572,434
Sallisaw Municipal Authority:
4.000%, 06/01/2023 (6)	735,000	744,623
4.000%, 06/01/2024 (6)	655,000	667,640
4.000%, 06/01/2025 (6)	680,000	695,057
4.000%, 06/01/2026 (6)	710,000	727,694
4.000%, 06/01/2028 (Callable 06/01/2026) (6)	765,000	777,506
Texas County Development Authority,
4.000%, 12/01/2023	675,000	693,491
Tulsa County Industrial Authority,
5.000%, 09/01/2024	400,000	427,678
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	813,693
University of Oklahoma,
5.000%, 07/01/2029 (Callable 07/01/2026)	3,515,000	3,898,583
Total Oklahoma (Cost $27,278,777)		26,473,960	1.3%

Oregon
City of Portland OR,
4.500%, 05/01/2029 (Callable 05/01/2026)	3,875,000	4,238,455
Columbia County School District No. 502:
0.000%, 06/15/2027 (Insured by SCH BD GTY) (7)	540,000	607,748
0.000%, 06/15/2028 (Insured by SCH BD GTY) (7)	740,000	847,352
0.000%, 06/15/2029 (Insured by SCH BD GTY) (7)	835,000	972,010
County of Crook OR,
0.000%, 06/01/2028 (7)	455,000	412,547
County of Yamhill OR:
4.000%, 10/01/2022	500,000	505,859
4.000%, 10/01/2023	425,000	436,285
4.000%, 10/01/2024	425,000	438,791
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	100,431
Oregon State Facilities Authority,
5.000%, 10/01/2027 (Callable 10/01/2026)	700,000	775,401
State of Oregon:
4.000%, 12/01/2048 (Callable 12/01/2026)	575,000	590,640
3.000%, 12/01/2051 (Callable 06/01/2022)	3,900,000	3,907,281
State of Oregon Housing & Community Services Department:
3.875%, 01/01/2033 (Callable 07/01/2024)	240,000	244,002
3.500%, 07/01/2036 (Callable 01/01/2025)	55,000	55,858
4.500%, 01/01/2049 (Callable 07/01/2027)	1,065,000	1,103,998
4.500%, 07/01/2049 (Callable 07/01/2027)	295,000	306,661
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 05/15/2022)	1,000,000	960,301
2.125%, 11/15/2027 (Callable 11/15/2022)	2,250,000	2,161,360
Total Oregon (Cost $19,541,906)		18,664,980	0.9%

Pennsylvania
Abington Heights School District Lackawanna County,
2.000%, 03/15/2023 (Callable 05/02/2022)(Insured by ST AID)	195,000	195,039
Albert Gallatin Area School District,
4.000%, 09/01/2027 (Insured by AGM)	2,130,000	2,295,574
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)(Insured by BAM)	250,000	250,037
Avon Grove School District,
5.000%, 11/15/2030 (Callable 11/15/2026)(Insured by ST AID)	635,000	714,258
Blacklick Valley School District:
5.000%, 11/15/2022 (Insured by AGM)	175,000	178,895
5.000%, 11/15/2023 (Insured by AGM)	190,000	199,581
5.000%, 11/15/2024 (Insured by AGM)	200,000	215,448
Borough of Economy PA:
2.000%, 12/15/2023 (Insured by BAM)	205,000	205,011
2.000%, 12/15/2024 (Insured by BAM)	215,000	214,330
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM)	265,000	267,946
4.000%, 09/01/2023 (Insured by AGM)	315,000	324,107
4.000%, 09/01/2024 (Insured by AGM)	100,000	104,461
Bucks County Industrial Development Authority,
5.000%, 07/01/2025	350,000	373,952
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by AGM)	100,000	102,961
4.000%, 09/01/2024 (Insured by AGM)	140,000	146,751
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	104,625
4.000%, 09/01/2026 (Callable 09/01/2024)(Insured by AGM)	150,000	157,330
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by AGM)	130,000	136,408
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by AGM)	165,000	172,857
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by AGM)	170,000	177,869
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by AGM)	175,000	182,881
4.000%, 09/01/2032 (Callable 09/01/2024)(Insured by AGM)	375,000	391,343
Carmichaels Area School District:
4.000%, 09/01/2022 (Insured by BAM)	100,000	101,107
4.000%, 09/01/2023 (Insured by BAM)	155,000	159,481
4.000%, 09/01/2024 (Insured by BAM)	220,000	229,815
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	51,260
Chester County Health and Education Facilities Authority,
7.000%, 11/01/2041 (Pre-refunded to 11/01/2023)	365,000	393,487
City of Altoona PA,
4.000%, 08/01/2027 (Insured by AGM)	110,000	118,807
City of Bradford PA:
2.500%, 11/01/2025 (Insured by AGM)	395,000	394,620
3.500%, 11/01/2028 (Callable 11/01/2025)(Insured by AGM)	385,000	399,227
City of Erie Higher Education Building Authority:
5.000%, 05/01/2025	160,000	170,929
5.000%, 05/01/2027	225,000	248,046
City of Oil City PA:
4.000%, 12/01/2025 (Insured by AGM)	180,000	191,123
4.000%, 12/01/2026 (Insured by AGM)	175,000	188,100
4.000%, 12/01/2027 (Insured by AGM)	200,000	216,656
4.000%, 12/01/2028 (Insured by AGM)	200,000	218,559
City of Pittston PA:
1.000%, 11/15/2022 (Insured by BAM)	100,000	99,673
4.000%, 11/15/2023 (Insured by BAM)	175,000	179,700
4.000%, 11/15/2024 (Insured by BAM)	265,000	274,626
4.000%, 11/15/2025 (Insured by BAM)	275,000	287,906
4.000%, 11/15/2026 (Callable 11/15/2025)(Insured by BAM)	240,000	250,805
4.000%, 11/15/2027 (Callable 11/15/2025)(Insured by BAM)	125,000	130,721
City of Wilkes-Barre PA:
4.000%, 11/15/2025 (Insured by BAM)	200,000	209,316
4.000%, 11/15/2026 (Insured by BAM)	595,000	628,495
4.000%, 11/15/2027 (Insured by BAM)	1,000,000	1,060,705
City of York PA,
5.000%, 11/15/2025	1,505,000	1,579,940
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	156,139
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	266,554
5.000%, 06/01/2023	225,000	233,390
County of Allegheny PA,
0.762%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 05/02/2022)(Insured by AGM) (2)	795,000	791,618
County of McKean PA:
4.000%, 11/01/2022 (Insured by BAM)	120,000	121,704
4.000%, 11/01/2023 (Insured by BAM)	395,000	407,164
Crawford Central School District:
4.000%, 02/15/2024 (Insured by BAM)	1,505,000	1,563,113
4.000%, 02/15/2025 (Insured by BAM)	2,455,000	2,589,553
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	190,000	204,748
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	445,000	479,542
5.000%, 01/01/2029 (Callable 01/01/2025)	490,000	519,971
Delaware Valley Regional Finance Authority:
0.990%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)	5,250,000	5,242,281
1.065%, 09/01/2048 (1 Month LIBOR USD + 0.760%)(Callable 09/01/2023)(Mandatory Tender Date 09/01/2024) (2)	2,000,000	2,004,434
1.185%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	2,000,000	2,016,665
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2029 (Pre-refunded to 07/01/2024)	1,730,000	1,845,940
Easton Area School District,
4.000%, 04/01/2030 (Callable 10/01/2024)(Insured by ST AID)	1,150,000	1,207,190
Elizabeth Forward School District,
0.000%, 09/01/2022 (ETM)(Insured by NATL)	250,000	248,661
Erie City Water Authority,
4.000%, 12/01/2025 (Pre-refunded to 12/01/2022)(Insured by AGM)	385,000	391,404
Greater Hazleton Joint Sewer Authority:
4.000%, 05/15/2022 (Insured by BAM)	255,000	255,891
4.000%, 05/15/2023 (Insured by BAM)	460,000	471,511
4.000%, 05/15/2024 (Insured by BAM)	325,000	338,374
4.000%, 05/15/2025 (Insured by BAM)	255,000	269,826
Hamburg Area School District,
4.000%, 04/01/2024 (Insured by ST AID)	845,000	879,294
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	449,548
Indiana County Municipal Services Authority:
5.000%, 10/01/2022 (Insured by BAM) (6)	50,000	50,389
5.000%, 10/01/2023 (Insured by BAM) (6)	255,000	263,490
5.000%, 10/01/2024 (Insured by BAM) (6)	270,000	283,163
5.000%, 10/01/2025 (Insured by BAM) (6)	285,000	303,756
5.000%, 10/01/2026 (Insured by BAM) (6)	300,000	324,463
5.000%, 10/01/2027 (Insured by BAM) (6)	310,000	338,524
5.000%, 10/01/2028 (Insured by BAM) (6)	325,000	356,856
Lancaster City Parking Authority,
3.000%, 12/01/2027 (Insured by BAM)	645,000	656,233
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	35,619
Lancaster Industrial Development Authority,
5.000%, 05/01/2022 (ETM)	45,000	45,139
Latrobe Industrial Development Authority:
5.000%, 03/01/2027	395,000	424,291
5.000%, 03/01/2028	215,000	232,001
5.000%, 03/01/2029	150,000	162,426
5.000%, 03/01/2030	125,000	135,439
Lehigh County Industrial Development Authority,
1.800%, 09/01/2029 (Mandatory Tender Date 09/01/2022) (1)	5,090,000	5,092,448
Lycoming County Authority:
2.000%, 11/01/2035 (Mandatory Tender Date 11/01/2022) (1)	1,000,000	1,000,397
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,286,704
Montgomery County Higher Education & Health Authority,
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (7)	1,300,000	1,281,421
Montgomery County Industrial Development Authority:
4.000%, 12/01/2022	90,000	91,324
4.000%, 12/01/2023	125,000	128,692
4.000%, 12/01/2024	200,000	208,997
4.000%, 12/01/2025	240,000	254,137
North Penn Water Authority,
1.020%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%)(Callable 11/01/2023) (2)	845,000	845,913
North Pocono School District,
4.000%, 03/15/2024 (Insured by BAM)	230,000	239,178
Northampton County General Purpose Authority,
1.359%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	75,215
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)	355,000	374,165
Old Forge School District,
4.000%, 05/01/2024 (Insured by AGM)	480,000	497,536
Palmyra Area School District:
5.000%, 06/01/2029 (Callable 06/01/2025)(Insured by ST AID)	1,045,000	1,131,326
5.000%, 06/01/2030 (Callable 06/01/2025)(Insured by ST AID)	400,000	432,789
Panther Valley School District:
4.000%, 10/15/2023 (Insured by BAM)	375,000	386,583
4.000%, 10/15/2024 (Insured by BAM)	410,000	429,117
4.000%, 10/15/2025 (Insured by BAM)	315,000	334,747
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2025	575,000	621,170
5.000%, 05/01/2026	595,000	656,733
Pennsylvania Housing Finance Agency:
5.000%, 04/01/2025	750,000	813,252
5.000%, 10/01/2025	375,000	411,493
5.000%, 04/01/2026	250,000	276,988
5.000%, 10/01/2026	325,000	363,901
5.000%, 04/01/2027	695,000	784,321
5.000%, 10/01/2027	175,000	199,220
4.000%, 10/01/2046 (Callable 04/01/2026)	105,000	107,756
4.000%, 10/01/2049 (Callable 10/01/2028)	5,340,000	5,484,269
3.000%, 10/01/2052 (Callable 10/01/2031)	5,000,000	5,012,974
Pennsylvania Turnpike Commission:
5.000%, 12/01/2022	50,000	51,165
0.000%, 12/01/2023	85,000	82,004
1.160%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 12/01/2022) (2)	2,150,000	2,154,289
5.000%, 06/01/2024	2,000,000	2,118,044
5.000%, 12/01/2028 (7)	450,000	509,461
Perkasie Regional Authority,
4.000%, 02/01/2023 (Insured by BAM)	460,000	468,294
Philadelphia Authority for Industrial Development,
5.000%, 10/01/2026	725,000	803,586
Pittsburgh School District,
5.000%, 09/01/2027 (Insured by ST AID)	420,000	482,744
Pittsburgh Water & Sewer Authority,
1.110%, 09/01/2040 (1 Month LIBOR USD + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)	11,000,000	11,030,545
Pottsville Area School District:
1.000%, 05/15/2023 (Insured by BAM)	125,000	123,169
4.000%, 05/15/2024 (Insured by BAM)	200,000	207,345
4.000%, 05/15/2025 (Insured by BAM)	180,000	188,742
4.000%, 05/15/2026 (Insured by BAM)	185,000	195,865
Public Parking Authority Of Pittsburgh,
5.000%, 12/01/2026 (Callable 06/01/2025)	470,000	511,224
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)	160,000	163,447
4.000%, 04/01/2023 (Insured by BAM)	565,000	577,174
5.000%, 04/01/2023 (Insured by BAM)	750,000	773,498
4.000%, 04/01/2024 (Insured by BAM)	615,000	636,292
5.000%, 04/01/2024 (Insured by BAM)	2,250,000	2,373,758
0.000%, 01/15/2026 (Insured by NATL)	470,000	421,132
Riverside School District:
2.000%, 10/15/2022 (Insured by BAM)	415,000	416,273
4.000%, 10/15/2024 (Insured by BAM)	950,000	994,295
Salisbury Township School District,
4.000%, 10/15/2023 (Insured by BAM)	590,000	608,495
Sayre Area School District:
3.000%, 05/15/2022 (Insured by BAM)	25,000	25,056
3.000%, 05/15/2024 (Insured by BAM)	25,000	25,441
Sayre Health Care Facilities Authority,
1.130%, 12/01/2024 (3 Month LIBOR USD + 0.780%)(Callable 05/02/2022) (2)	180,000	179,741
School District of Philadelphia:
5.000%, 06/01/2024 (Insured by AGM)	585,000	619,428
5.000%, 09/01/2025 (Insured by ST AID)	135,000	146,731
5.000%, 09/01/2025 (Insured by ST AID)	500,000	543,449
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,109,304
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	105,315
School District of the City of Erie:
5.000%, 04/01/2023 (Insured by AGM)	265,000	273,435
5.000%, 04/01/2024 (Insured by AGM)	230,000	242,190
5.000%, 04/01/2024 (Insured by AGM)	250,000	263,250
Scranton School District,
1.159%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2022)(Mandatory Tender Date 06/01/2023)(Insured by ST AID) (2)	4,700,000	4,711,603
Scranton-Lackawanna Health and Welfare Authority:
5.000%, 11/01/2023	35,000	36,701
5.000%, 11/01/2025	40,000	43,617
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
4.000%, 02/01/2023 (Insured by AGM) (6)	520,000	528,737
4.000%, 02/01/2024 (Insured by AGM) (6)	55,000	56,808
4.000%, 02/01/2025 (Insured by AGM) (6)	3,360,000	3,509,419
4.000%, 02/01/2026 (Insured by AGM) (6)	4,530,000	4,791,837
State Public School Building Authority:
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	1,090,000	1,225,638
0.000%, 05/15/2028 (Insured by NATL)	2,075,000	1,730,739
Steel Valley School District:
4.000%, 11/01/2022 (Insured by BAM)	190,000	192,808
4.000%, 11/01/2024 (Insured by BAM)	260,000	272,310
4.000%, 11/01/2024 (Insured by BAM)	50,000	52,367
4.000%, 11/01/2025 (Insured by BAM)	270,000	284,825
4.000%, 11/01/2025 (Insured by BAM)	50,000	52,746
4.000%, 11/01/2026 (Insured by BAM)	280,000	297,900
Township of Hampton PA,
5.900%, 02/01/2023 (Insured by FGIC)	125,000	128,906
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	218,674
University of Pittsburgh-of the Commonwealth System of Higher Education,
0.820%, 02/15/2024 (SIFMA Municipal Swap Index + 0.360%)(Callable 08/15/2023) (2)	2,500,000	2,508,209
Westmoreland County Industrial Development Authority:
4.000%, 07/01/2023	375,000	384,776
4.000%, 07/01/2024	450,000	468,519
4.000%, 07/01/2025	550,000	581,036
4.000%, 07/01/2026	625,000	669,126
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)(Insured by FGIC)	220,000	214,003
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	40,000	42,704
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,227,717
Total Pennsylvania (Cost $128,181,951)		125,939,744	5.9%

Puerto Rico
Commonwealth of Puerto Rico:
5.250%, 07/01/2023	6,000,000	6,145,599
0.000%, 07/01/2024	846,000	771,971
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022 (ETM)(Insured by NATL)	25,000	25,209
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	1,085,000	1,117,608
6.000%, 08/01/2026 (ETM)(Insured by AGC)	470,000	544,773
Total Puerto Rico (Cost $8,596,151)		8,605,160	0.4%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.:
0.450%, 10/01/2040 (Callable 04/21/2022)(Mandatory Tender Date 10/01/2023)(Insured by HUD) (1)	3,250,000	3,160,890
3.500%, 10/01/2046 (Callable 04/01/2025)	15,000	15,185
3.750%, 10/01/2049 (Callable 04/01/2029)(Insured by GNMA)	2,045,000	2,101,828
3.000%, 10/01/2051 (Callable 04/01/2031)	3,500,000	3,514,751
State of Rhode Island,
5.000%, 11/01/2031 (Callable 11/01/2028)	1,585,000	1,843,359
Total Rhode Island (Cost $11,160,634)		10,636,013	0.5%

South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	297,180
5.000%, 09/01/2024 (Insured by BAM)	280,000	299,033
City of Myrtle Beach SC,
5.000%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,112,216
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	331,708
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,120,000	1,123,450
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,125,000	1,252,522
Patriots Energy Group Financing Agency,
1.165%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	1,500,000	1,502,097
Piedmont Municipal Power Agency:
5.375%, 01/01/2025 (ETM)(Insured by NATL)	220,000	238,168
5.000%, 01/01/2029 (Callable 01/01/2025)	1,000,000	1,075,352
5.000%, 01/01/2030 (Callable 01/01/2027)	4,190,000	4,679,497
5.000%, 01/01/2032 (Callable 01/01/2027)	2,000,000	2,226,290
Scago Educational Facilities Corp. for Pickens School District,
4.000%, 12/01/2031 (Callable 06/01/2025)	500,000	526,288
South Carolina Jobs-Economic Development Authority,
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	115,053
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	105,000	107,923
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by FHA)	415,000	426,008
4.500%, 07/01/2048 (Callable 07/01/2027)	365,000	380,484
4.000%, 01/01/2050 (Callable 07/01/2028)	2,050,000	2,130,198
4.000%, 07/01/2050 (Callable 07/01/2029)	1,865,000	1,938,100
3.000%, 01/01/2052 (Callable 07/01/2030)	13,945,000	13,995,996
Spartanburg Housing Authority,
2.000%, 03/01/2026 (Mandatory Tender Date 03/01/2025) (1)	2,671,000	2,635,531
Spartanburg Regional Health Services District:
5.000%, 04/15/2023 (Insured by AGM)	350,000	361,350
5.000%, 04/15/2024 (Callable 04/15/2022)	845,000	846,034
University of South Carolina,
5.000%, 05/01/2027	785,000	887,197
Total South Carolina (Cost $39,411,315)		38,487,675	1.8%

South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 05/02/2022)	255,000	255,122
City of Rapid City SD,
5.000%, 12/01/2025	310,000	334,209
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2025	100,000	101,484
3.000%, 09/01/2027	105,000	105,856
3.000%, 09/01/2028	200,000	199,703
South Dakota Housing Development Authority,
3.000%, 11/01/2051 (Callable 05/01/2030)(Insured by GNMA)	1,655,000	1,661,073
Total South Dakota (Cost $2,841,749)		2,657,447	0.1%

Tennessee
City of Jackson TN:
5.000%, 04/01/2024 (ETM)	10,000	10,570
5.000%, 04/01/2024	240,000	253,973
5.000%, 04/01/2027 (Pre-refunded to 04/01/2025)	20,000	21,650
5.000%, 04/01/2027 (Callable 04/01/2025)	645,000	697,445
City of Manchester TN,
2.000%, 08/01/2028	3,135,000	3,028,330
City of Morristown TN,
2.000%, 03/01/2029	2,015,000	1,953,137
City of Rockwood TN:
2.500%, 06/01/2026	565,000	568,758
2.500%, 06/01/2027	565,000	568,648
2.500%, 06/01/2028	545,000	545,867
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	350,001
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	75,000	75,000
5.000%, 11/15/2022	400,000	408,531
5.000%, 04/01/2024	190,000	200,108
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	6,705,000	7,525,637
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	1,745,000	1,803,053
Tennessee Housing Development Agency:
3.050%, 07/01/2029 (Callable 07/01/2024)	105,000	105,655
3.600%, 01/01/2031 (Callable 01/01/2023)	1,075,000	1,078,651
3.850%, 07/01/2032 (Callable 01/01/2025)	855,000	865,922
4.000%, 07/01/2039 (Callable 01/01/2024)	430,000	438,223
4.000%, 01/01/2043 (Callable 07/01/2027)	535,000	551,496
4.000%, 01/01/2046 (Callable 01/01/2025)	10,000	10,263
3.750%, 01/01/2050 (Callable 01/01/2029)	2,175,000	2,240,751
3.000%, 01/01/2051 (Callable 01/01/2030)	965,000	969,939
Total Tennessee (Cost $25,235,222)		24,271,608	1.2%

Texas
Abilene Convention Center Hotel Development Corp.:
2.500%, 10/01/2031	1,000,000	938,292
3.750%, 10/01/2031 (3)	1,120,000	1,065,581
Alvin Independent School District,
1.250%, 02/15/2033 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	325,000	325,064
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2022 (PSF Guaranteed)	350,000	354,648
5.000%, 08/15/2023 (PSF Guaranteed)	325,000	339,000
3.000%, 08/15/2024 (PSF Guaranteed)	150,000	152,930
5.000%, 08/15/2024 (PSF Guaranteed) (6)	505,000	539,946
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)	535,000	571,930
4.000%, 08/15/2025 (PSF Guaranteed)	330,000	348,703
5.000%, 08/15/2025 (PSF Guaranteed)	75,000	81,948
5.000%, 08/15/2025 (PSF Guaranteed) (6)	550,000	601,329
5.000%, 12/01/2025 (PSF Guaranteed)	555,000	610,328
4.000%, 02/15/2026 (PSF Guaranteed)	280,000	298,477
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	211,890
4.000%, 08/15/2026 (PSF Guaranteed)	345,000	369,046
5.000%, 08/15/2026 (PSF Guaranteed) (6)	450,000	501,636
4.000%, 02/15/2027 (PSF Guaranteed)	350,000	376,950
4.000%, 08/15/2027 (PSF Guaranteed)	360,000	389,338
5.000%, 08/15/2027 (PSF Guaranteed) (6)	500,000	566,303
4.000%, 02/15/2028 (PSF Guaranteed)	300,000	324,860
4.000%, 08/15/2028 (PSF Guaranteed)	385,000	418,465
4.000%, 08/15/2028 (PSF Guaranteed)	370,000	402,161
4.000%, 02/15/2029 (PSF Guaranteed)	285,000	311,603
Arlington Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,110,000	1,277,918
Bandera Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	460,000	486,234
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	170,000	184,370
Boerne School District,
5.000%, 02/01/2028 (PSF Guaranteed)	1,550,000	1,793,420
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by AGM)	175,000	180,331
Brazoria County Municipal Utility District No. 19:
4.000%, 09/01/2024 (Insured by AGM)	280,000	292,491
4.000%, 09/01/2026 (Insured by AGM)	100,000	107,594
Brazosport Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	2,500,000	2,881,163
Bryan Independent School District,
4.000%, 02/15/2029 (PSF Guaranteed)	1,435,000	1,589,949
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	785,000	849,384
Burkburnett Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	1,480,000	1,598,224
Caney Creek Municipal Utility District:
5.000%, 03/01/2023	365,000	375,332
5.000%, 03/01/2025	405,000	435,318
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 04/01/2022)(Mandatory Tender Date 09/01/2022) (1)	1,640,000	1,640,478
Central Texas Regional Mobility Authority,
5.000%, 01/01/2027 (Callable 01/01/2026)	7,495,000	8,115,388
Central Texas Turnpike System:
5.000%, 08/15/2023	205,000	213,831
0.000%, 08/15/2024 (ETM)(Insured by AMBAC)	700,000	667,600
5.000%, 08/15/2027 (Callable 08/15/2024)	545,000	576,810
Cibolo Canyons Special Improvement District,
5.000%, 08/15/2022 (Insured by AGM)	365,000	369,969
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	73,202
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	712,668
City of Austin TX,
5.000%, 11/15/2032 (Callable 11/15/2026)	560,000	626,371
City of Brownsville TX,
5.000%, 09/01/2031 (Callable 09/01/2025)	830,000	903,264
City of Dallas TX:
5.000%, 02/15/2027 (Callable 02/15/2024)	630,000	664,976
4.000%, 08/15/2030 (Callable 08/15/2026)	1,000,000	1,063,279
City of Del Rio TX,
5.000%, 06/01/2027	520,000	585,859
City of Denton TX:
5.000%, 12/01/2028 (Callable 12/01/2026)	1,000,000	1,118,789
5.000%, 12/01/2033 (Callable 12/01/2026)	900,000	996,832
5.000%, 12/01/2034 (Callable 12/01/2026)	195,000	215,800
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	159,105
4.000%, 07/15/2023 (Insured by BAM)	50,000	51,324
City of Frisco TX:
4.000%, 02/15/2027	580,000	630,789
4.000%, 02/15/2028	500,000	549,168
City of Hearne TX:
3.000%, 08/01/2022 (Insured by BAM)	225,000	226,269
3.000%, 08/01/2023 (Insured by BAM)	230,000	233,332
3.000%, 08/01/2024 (Insured by BAM)	240,000	244,900
City of Houston TX:
0.000%, 12/01/2024 (ETM)(Insured by AGM)	90,000	85,281
5.500%, 12/01/2024 (ETM)(Insured by NATL)	925,000	980,393
0.000%, 12/01/2025 (ETM)(Insured by AGM)	500,000	463,029
City of Pearland TX,
5.000%, 03/01/2030 (Callable 03/01/2026)	2,180,000	2,406,532
City of San Antonio TX:
5.000%, 02/01/2031 (Callable 08/01/2026)	2,820,000	3,145,309
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,080,000	1,088,233
2.000%, 02/01/2049 (Mandatory Tender Date 12/01/2027) (1)	13,000,000	12,594,542
City of Temple TX,
5.000%, 08/01/2028 (Insured by BAM)	150,000	171,517
City of Waxahachie TX,
4.000%, 08/01/2028 (Callable 08/01/2026)	845,000	908,880
City of Wilmer TX:
5.000%, 09/01/2026 (Insured by BAM)	410,000	457,545
5.000%, 09/01/2027 (Insured by BAM)	380,000	432,180
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	121,667
1.350%, 02/15/2032 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	2,475,000	2,475,843
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2027 (PSF Guaranteed)	1,960,000	2,217,888
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	700,000	742,209
Collin County Water Control & Improvement District No. 3:
2.000%, 09/15/2022 (Insured by BAM)	315,000	316,023
2.000%, 09/15/2023 (Insured by BAM)	335,000	335,809
2.000%, 09/15/2024 (Insured by BAM)	350,000	348,895
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	102,977
County of Archer TX,
4.000%, 02/15/2024	350,000	363,449
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	855,000	956,176
County of El Paso TX,
5.000%, 02/15/2032 (Callable 08/15/2027)	885,000	1,006,702
County of Fort Bend TX,
2.000%, 03/01/2027 (Insured by BAM)	745,000	721,424
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	256,343
County of Montgomery TX,
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	435,000	420,386
County of Wise TX:
5.000%, 08/15/2025	500,000	547,526
5.000%, 08/15/2026	1,000,000	1,115,874
Crane County Water District,
5.000%, 02/15/2026 (Callable 02/15/2025)	915,000	988,669
Cypress-Fairbanks Independent School District,
1.250%, 02/15/2040 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	605,000	605,119
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	4,114,265
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	290,000	318,690
Dallas Independent School District,
4.000%, 02/15/2029 (PSF Guaranteed)	60,000	66,640
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,265,000	1,442,472
Decatur Independent School District,
0.000%, 08/15/2027 (PSF Guaranteed)	925,000	820,715
Denton County Fresh Water Supply District No. 6,
4.000%, 02/15/2023 (Insured by BAM)	275,000	280,525
Denton Independent School District:
2.000%, 08/01/2044 (Pre-refunded to 08/01/2024)(PSF Guaranteed) (1)	1,450,000	1,439,379
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,475,000	1,458,919
El Paso Downtown Development Corp.,
5.000%, 08/15/2027 (Callable 08/15/2026)	1,000,000	1,103,974
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	225,000	243,626
Fort Bend County Levee Improvement District No. 6,
3.500%, 09/01/2028 (Callable 09/01/2024)(Insured by BAM)	340,000	350,588
Fort Bend County Municipal Utility District No. 116,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by BAM)	325,000	339,327
Fort Bend County Municipal Utility District No. 118:
2.000%, 09/01/2023 (Insured by AGM)	330,000	327,830
2.000%, 09/01/2024 (Insured by AGM)	350,000	348,851
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	339,104
Fort Bend County Municipal Utility District No. 134E,
4.500%, 09/01/2022 (Insured by BAM)	330,000	334,352
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	181,979
4.000%, 09/01/2023 (Insured by BAM)	190,000	195,493
4.000%, 09/01/2024 (Insured by BAM)	200,000	208,874
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	521,107
Fort Bend County Municipal Utility District No. 58:
2.000%, 04/01/2024 (Insured by BAM)	380,000	378,052
3.000%, 04/01/2024 (Insured by BAM)	605,000	614,222
3.500%, 04/01/2024 (Insured by AGM)	125,000	128,462
3.000%, 04/01/2026 (Insured by BAM)	860,000	879,116
3.000%, 04/01/2026 (Insured by BAM)	635,000	649,115
3.000%, 04/01/2027 (Insured by BAM)	410,000	418,738
Fort Bend County Municipal Utility District No. 81,
3.000%, 09/01/2023 (Callable 05/02/2022)(Insured by AGM)	440,000	440,402
Fort Bend Independent School District:
5.000%, 08/15/2027 (PSF Guaranteed)	300,000	344,523
5.000%, 08/15/2028 (PSF Guaranteed)	250,000	292,273
0.875%, 08/01/2050 (Mandatory Tender Date 08/01/2025)(PSF Guaranteed) (1)	3,605,000	3,441,515
Fort Bend-Waller Counties Municipal Utility District No. 2,
4.250%, 04/01/2029 (Callable 04/01/2026)(Insured by AGM)	675,000	723,931
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	160,000	173,852
Frisco Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	2,710,000	3,123,181
Garland Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,640,000	1,899,819
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 07/01/2049 (Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (1)	655,000	728,823
0.900%, 05/15/2050 (Callable 05/02/2022)(Mandatory Tender Date 05/15/2025) (1)	4,500,000	4,453,115
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	940,000	1,054,878
5.750%, 07/01/2027 (ETM)(Insured by AMBAC)	4,055,000	4,543,921
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 05/02/2022)(Insured by AGM)	350,000	350,310
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	100,849
Harris County Municipal Utility District No. 165,
4.000%, 03/01/2025 (Insured by NATL)	1,000,000	1,047,472
Harris County Municipal Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	454,455
Harris County Municipal Utility District No. 284:
4.000%, 09/01/2023 (Insured by AGM)	370,000	380,696
4.000%, 09/01/2024 (Insured by AGM)	235,000	245,428
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2025 (Insured by AGM)	330,000	350,042
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	228,084
Harris County Municipal Utility District No. 449:
3.000%, 09/01/2024 (Insured by AGM)	460,000	468,578
3.000%, 09/01/2025 (Insured by AGM)	470,000	480,685
3.000%, 09/01/2026 (Insured by AGM)	485,000	497,234
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	102,002
Harris County Water Control & Improvement District No. 1:
4.000%, 02/15/2027 (Insured by AGM)	360,000	385,662
4.000%, 02/15/2028 (Insured by AGM)	370,000	399,401
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	102,942
Hunt Memorial Hospital District:
5.000%, 02/15/2024	200,000	208,742
5.000%, 02/15/2027	1,500,000	1,650,007
5.000%, 02/15/2028	1,000,000	1,114,013
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	128,593
Irving Hospital Authority,
5.000%, 10/15/2023	150,000	156,931
Katy Development Authority:
4.000%, 06/01/2025 (Insured by BAM)	500,000	523,659
4.000%, 06/01/2026 (Insured by BAM)	600,000	635,543
4.000%, 06/01/2027 (Insured by BAM)	415,000	441,505
3.000%, 06/01/2028 (Callable 06/01/2027)(Insured by BAM)	375,000	379,260
3.000%, 06/01/2029 (Callable 06/01/2027)(Insured by BAM)	450,000	453,495
Kaufman County Municipal Utility District No. 10,
4.500%, 03/01/2029 (Callable 03/01/2026)(Insured by BAM)	645,000	697,418
Kilgore Independent School District,
2.000%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)	3,000,000	2,980,544
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	260,000	276,911
Leander Independent School District:
0.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	30,953
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	485,000	282,945
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	15,000	8,125
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	51,629
0.000%, 08/15/2038 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	200,000	97,918
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	21,714
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	175,000	77,408
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,325,000	557,686
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,465,000	3,550,395
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	435,000	168,773
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	19,951
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	455,000	181,765
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	40,000	15,199
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	310,960
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,390,000	402,132
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	175,000	47,536
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	20,000	21,432
Longview Independent School District,
4.000%, 02/15/2032 (Callable 02/15/2026)(PSF Guaranteed)	1,590,000	1,693,101
Lower Colorado River Authority:
5.000%, 05/15/2024 (Callable 05/15/2022)	140,000	140,647
4.750%, 01/01/2028 (ETM)(Insured by AGM)	235,000	255,128
5.000%, 05/15/2028 (Callable 05/15/2022)	545,000	547,517
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	112,195
Matagorda County Navigation District No. 1,
4.000%, 06/01/2030 (Callable 06/03/2023)	5,000,000	5,114,314
Melissa Independent School District,
5.000%, 08/01/2027 (Callable 08/01/2026)(PSF Guaranteed)	985,000	1,105,119
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,700,000	1,679,950
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	595,000	581,396
Montgomery County Municipal Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	201,673
3.000%, 10/01/2024 (Insured by BAM)	215,000	219,696
Montgomery County Municipal Utility District No. 119:
1.000%, 04/01/2024	500,000	480,416
1.000%, 04/01/2025	400,000	373,361
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	116,574
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	175,000	184,881
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	108,308
1.250%, 02/15/2050 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	4,400,000	4,310,423
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 06/15/2024	50,000	51,704
5.000%, 11/01/2025 (Callable 11/01/2024)	1,050,000	1,132,276
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	271,200
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	748,072
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	415,000	447,255
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	3,975,000	3,973,613
North Lamar Independent School District:
5.000%, 02/15/2026 (PSF Guaranteed)	450,000	499,624
5.000%, 02/15/2027 (PSF Guaranteed)	315,000	357,388
5.000%, 02/15/2028 (PSF Guaranteed)	210,000	242,267
5.000%, 02/15/2029 (PSF Guaranteed)	500,000	587,312
North Mission Glen Municipal Utility District,
3.000%, 09/01/2024 (Insured by AGM)	185,000	188,931
North Texas Education Finance Corp.,
5.250%, 12/01/2047 (Pre-refunded to 06/01/2022)	1,600,000	1,610,736
North Texas Tollway Authority,
5.000%, 01/01/2030 (Callable 01/01/2025)	3,000,000	3,212,950
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	437,300
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 05/02/2022)(Insured by AGM)	100,000	97,745
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	110,000	111,603
1.750%, 06/01/2032 (Callable 04/21/2022)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed) (1)	1,065,000	1,064,245
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	3,705,000	3,654,442
Northwest Harris County Municipal Utility District No. 19:
2.000%, 10/01/2022 (Insured by AGM)	105,000	105,319
2.000%, 10/01/2023 (Insured by AGM)	105,000	105,091
3.000%, 10/01/2024 (Insured by AGM)	110,000	112,403
3.000%, 10/01/2025 (Insured by AGM)	275,000	283,336
3.000%, 10/01/2027 (Callable 10/01/2026)(Insured by AGM)	225,000	232,242
Odessa Junior College District,
4.000%, 07/01/2029 (Pre-refunded to 07/01/2022)(Insured by AGM)	215,000	216,570
Orange County Water Control & Improvement District No. 1,
4.000%, 02/15/2027 (Insured by AGM)	630,000	677,006
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	142,444
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	150,414
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2022 (Insured by AGM)	160,000	161,605
4.000%, 08/15/2023 (Insured by AGM)	130,000	133,768
4.000%, 08/15/2024 (Insured by AGM)	180,000	187,896
Plano Independent School District,
5.000%, 02/15/2028 (Callable 02/15/2026)(PSF Guaranteed)	2,000,000	2,216,619
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	110,000	116,356
Red River Education Finance Corp.:
3.000%, 06/01/2022	655,000	656,884
5.000%, 06/01/2022	880,000	885,302
Remington Municipal Utility District No. 1,
3.000%, 09/01/2022 (Insured by AGM)	100,000	100,706
Rockwall Independent School District:
0.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	986,697
0.000%, 02/15/2024 (PSF Guaranteed)	1,270,000	1,226,445
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	105,552
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	107,206
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,000,000	1,058,004
Sienna Plantation:
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by AGM)	500,000	473,429
2.000%, 09/01/2028 (Callable 09/01/2025)(Insured by AGM)	315,000	294,917
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	380,905
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2025 (Insured by AGM)	250,000	269,764
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	102,953
Spring Creek Utility District of Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	151,404
3.000%, 10/01/2023 (Insured by AGM)	145,000	147,418
State of Texas:
4.000%, 08/01/2027 (Callable 08/01/2025)	2,250,000	2,391,074
5.000%, 10/01/2027 (Callable 10/01/2025)	1,240,000	1,362,428
4.000%, 08/01/2029 (Callable 08/01/2025)	2,875,000	3,042,890
Sugar Land Development Corp.,
4.000%, 02/15/2025 (Insured by AGM)	235,000	246,073
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2023	310,000	323,711
5.000%, 11/15/2024	275,000	293,843
5.000%, 10/01/2025 (Pre-refunded to 10/01/2023)	2,110,000	2,208,267
2.250%, 11/15/2025	225,000	224,304
5.000%, 10/01/2027 (Pre-refunded to 10/01/2023)	300,000	313,972
Taylor Independent School District,
3.000%, 02/15/2023 (PSF Guaranteed)	815,000	825,753
Texas Department of Housing & Community Affairs,
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	595,000	625,967
Texas Municipal Gas Acquisition & Supply Corp. I:
2.003%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 04/01/2022) (2)	7,800,000	7,801,324
5.250%, 12/15/2026	835,000	931,515
6.250%, 12/15/2026	2,500,000	2,743,025
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2024	3,100,000	3,270,160
5.000%, 12/15/2028	7,100,000	7,832,512
Texas Municipal Gas Acquisition and Supply Corp. II,
1.423%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	24,000,000	24,000,533
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)	975,000	1,054,304
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	405,000	421,270
Texas Transportation Commission State Highway Fund,
0.470%, 04/01/2032 (Callable 04/01/2022)(Optional Put Date 04/07/2022) (1)	5,000,000	5,000,000
Timber Lane Utility District,
3.000%, 08/01/2028 (Callable 08/01/2025)(Insured by BAM)	1,000,000	1,025,794
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2022	450,000	450,924
4.000%, 08/15/2023	470,000	473,275
4.000%, 08/15/2024	185,000	186,949
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	191,103
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	285,025
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)(Insured by AGM)	195,000	197,359
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	53,266
4.000%, 12/01/2024 (Insured by BAM)	425,000	447,270
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	440,000	460,722
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	350,663
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	460,000	479,360
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)	475,000	492,502
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	495,000	512,464
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	455,000	471,053
4.000%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	685,000	707,028
West Harris County Municipal Utility District No. 17,
3.000%, 09/01/2023 (Insured by AGM)	360,000	364,927
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	45,156
3.500%, 09/01/2023 (Insured by AGM)	125,000	127,539
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Pre-refunded to 02/15/2023)(PSF Guaranteed)	1,995,000	2,053,866
5.000%, 02/15/2027 (Pre-refunded to 02/15/2023)(PSF Guaranteed)	530,000	545,639
3.000%, 02/15/2028 (Callable 02/15/2023)(PSF Guaranteed)	450,000	454,011
3.000%, 02/15/2029 (Callable 02/15/2023)(PSF Guaranteed)	600,000	605,514
3.000%, 02/15/2030 (Callable 02/15/2023)(PSF Guaranteed)	715,000	721,659
3.000%, 02/15/2031 (Callable 02/15/2023)(PSF Guaranteed)	560,000	565,272
Total Texas (Cost $271,787,260)		263,863,491	12.4%

Utah
County of Utah UT:
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	410,000	432,457
5.000%, 05/15/2060 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	400,000	427,166
University of Utah:
5.000%, 08/01/2025	450,000	493,978
5.000%, 08/01/2025	285,000	312,853
5.000%, 08/01/2026	380,000	426,675
5.000%, 08/01/2026	300,000	336,849
5.000%, 08/01/2027	500,000	572,425
5.000%, 08/01/2027	315,000	360,628
Utah Charter School Finance Authority:
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	250,222
5.000%, 04/15/2022 (Insured by UT CSCE)	110,000	110,131
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	165,155
4.000%, 04/15/2024 (Insured by UT CSCE)	100,000	103,019
5.000%, 04/15/2024 (Insured by UT CSCE)	240,000	251,971
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	377,544
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	144,875
5.000%, 04/15/2026 (Insured by UT CSCE)	150,000	164,204
3.625%, 06/15/2029 (Callable 06/15/2027) (3)	480,000	475,331
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	40,000	40,978
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	185,836
4.000%, 10/15/2024	190,000	197,903
4.000%, 10/15/2025	100,000	105,397
Vineyard Redevelopment Agency:
5.000%, 05/01/2025 (Insured by AGM)	730,000	792,013
5.000%, 05/01/2026 (Insured by AGM)	740,000	820,122
5.000%, 05/01/2028 (Insured by AGM)	445,000	510,111
Wasatch County School District Board of Education,
4.000%, 02/01/2030 (Callable 02/01/2026)(Insured by SCH BD GTY)	1,000,000	1,060,498
Total Utah (Cost $9,467,294)		9,118,341	0.4%

Vermont
Vermont Educational & Health Buildings Financing Agency:
5.000%, 12/01/2032 (Callable 06/01/2026)	1,120,000	1,236,386
5.000%, 12/01/2033 (Callable 06/01/2026)	2,445,000	2,696,012
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	50,000	51,226
4.000%, 11/01/2048 (Callable 05/01/2027)	1,100,000	1,130,388
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)	2,270,000	2,361,638
3.750%, 11/01/2050 (Callable 05/01/2029)(Insured by GNMA)	1,435,000	1,475,191
Vermont Municipal Bond Bank,
5.000%, 12/01/2029 (Callable 12/01/2026)	500,000	563,401
Vermont Public Power Supply Authority:
5.000%, 07/01/2022	380,000	383,362
5.000%, 07/01/2025	520,000	562,303
5.000%, 07/01/2026	500,000	550,521
Total Vermont (Cost $11,495,495)		11,010,428	0.5%

Virginia
City of Danville VA,
4.000%, 09/01/2026 (Insured by ST AID) (6)	3,460,000	3,739,389
City of Petersburg VA,
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)(Insured by ST AID)	895,000	909,159
Hampton Roads Transportation Accountability Commission,
5.000%, 07/01/2026	5,000,000	5,579,959
Henry County Industrial Development Authority,
2.000%, 11/01/2023 (Callable 05/02/2022)	3,250,000	3,250,221
Virginia Public Building Authority:
5.000%, 08/01/2028	3,850,000	4,487,905
5.000%, 08/01/2029	5,000,000	5,932,576
Wise County Industrial Development Authority,
1.200%, 11/01/2040 (Mandatory Tender Date 05/31/2024) (1)	1,905,000	1,862,519
Total Virginia (Cost $26,566,187)		25,761,728	1.2%

Washington
Central Puget Sound Regional Transit Authority:
0.660%, 11/01/2045 (SIFMA Municipal Swap Index + 0.200%)(Callable 11/01/2025)(Mandatory Tender Date 11/01/2026) (2)	9,000,000	9,080,425
0.910%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	100,239
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	265,447
4.000%, 05/01/2026 (Callable 05/01/2023)	410,000	417,895
5.000%, 05/01/2026 (Insured by BAM)	410,000	454,899
City of Seattle WA:
0.710%, 05/01/2045 (SIFMA Municipal Swap Index + 0.250%)(Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (2)	8,420,000	8,337,415
0.950%, 11/01/2046 (SIFMA Municipal Swap Index + 0.490%)(Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	395,000	395,448
County of King WA,
0.875%, 01/01/2042 (Callable 04/01/2025)(Mandatory Tender Date 01/01/2026) (1)	450,000	429,417
King County Housing Authority:
3.500%, 05/01/2022	350,000	350,652
5.000%, 11/01/2026	810,000	901,027
King County Public Hospital District No. 1:
5.000%, 12/01/2031 (Callable 12/01/2026)	1,000,000	1,112,707
5.000%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,385,069
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2023	665,000	679,544
5.000%, 01/01/2024	1,020,000	1,063,913
5.000%, 01/01/2024	700,000	730,014
5.000%, 01/01/2025	445,000	473,533
5.000%, 01/01/2025	735,000	781,325
Port of Seattle WA,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,165,000	1,286,408
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)(Insured by SCH BD GTY)	675,000	686,183
Seattle Housing Authority:
1.250%, 06/01/2024 (Callable 12/01/2023)	2,000,000	1,957,081
1.000%, 06/01/2026 (Callable 06/01/2023)	2,000,000	1,897,377
Spokane Public Facilities District,
5.000%, 12/01/2028 (Pre-refunded to 06/01/2023)	550,000	571,156
State of Washington:
5.000%, 07/01/2024 (Callable 07/01/2022)(Insured by ST AID)	620,000	625,791
5.000%, 07/01/2024 (Callable 07/01/2022)	375,000	378,567
Vancouver Housing Authority,
1.530%, 12/01/2022 (Callable 04/21/2022)	1,780,000	1,777,671
Washington Health Care Facilities Authority,
5.000%, 10/01/2030 (Callable 04/01/2025)	1,335,000	1,436,313
Total Washington (Cost $38,141,410)		37,575,516	1.8%

West Virginia
City of Fairmont WV,
5.250%, 07/01/2022 (Insured by AMBAC)	35,000	35,304
Total West Virginia (Cost $35,125)		35,304	0.0%

Wisconsin
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 05/02/2022)	110,000	110,017
City of Antigo WI,
2.000%, 06/01/2022	75,000	75,123
City of Kaukauna WI,
2.625%, 09/01/2024 (Callable 09/01/2022)	300,000	300,412
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 05/02/2022)	75,000	75,170
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)	150,000	153,447
City of Menomonie WI,
3.000%, 12/01/2024	415,000	422,696
City of Milwaukee WI,
3.000%, 06/01/2030 (Callable 06/01/2026)	455,000	464,991
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	127,846
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 05/02/2022)	825,000	825,101
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)	200,000	207,364
County of Dunn WI,
3.000%, 10/01/2026	1,170,000	1,216,056
Hilbert School District,
4.000%, 04/01/2027 (Pre-refunded to 04/01/2025)	250,000	264,915
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 03/01/2023)	700,000	682,334
3.000%, 03/01/2025 (Callable 03/01/2023)	175,000	168,041
Public Finance Authority:
5.000%, 10/01/2022 (3)	2,000,000	2,022,408
5.000%, 06/15/2023	395,000	406,546
5.000%, 10/01/2023 (3)	2,000,000	2,059,103
4.000%, 03/01/2024	1,015,000	1,028,388
5.000%, 10/01/2024 (3)	1,605,000	1,675,224
3.000%, 03/01/2026 (Callable 05/02/2022) (3)	2,250,000	2,240,919
5.000%, 10/01/2028 (3)	2,000,000	2,171,650
5.000%, 10/01/2029 (3)	850,000	928,114
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	990,000	1,001,289
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,245,000	1,259,687
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 05/02/2022)	40,000	40,027
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2024 (ETM)(Insured by NATL)	95,000	89,708
State of Wisconsin:
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	62,126
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	145,452
Town of Delavan WI,
4.500%, 03/01/2024	130,000	136,324
Town of St. Joseph WI:
3.000%, 12/01/2023 (Insured by AGM)	450,000	457,480
3.000%, 12/01/2024 (Insured by AGM)	370,000	378,498
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 05/02/2022)	100,000	100,127
Village of Hales Corners WI,
3.000%, 11/01/2022	345,000	348,070
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 05/02/2022)	225,000	225,183
Wisconsin Center District:
5.000%, 12/15/2022	715,000	733,118
5.250%, 12/15/2023 (ETM)(Insured by AGM)	20,000	20,368
5.250%, 12/15/2023 (Insured by AGM)	25,000	25,949
0.000%, 12/15/2024 (Insured by NATL)	100,000	93,173
5.000%, 12/15/2025	245,000	270,395
5.250%, 12/15/2027 (ETM)(Insured by AGM)	50,000	56,144
5.250%, 12/15/2027 (Insured by AGM)	1,295,000	1,448,298
0.000%, 12/15/2028 (Insured by AGM)	315,000	252,405
Wisconsin Health & Educational Facilities Authority:
5.000%, 07/01/2022	185,000	186,737
4.000%, 09/15/2022	200,000	202,409
5.000%, 03/01/2023	300,000	305,624
5.000%, 06/01/2023 (Callable 06/01/2022)	415,000	417,169
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	151,807
5.000%, 12/01/2023	150,000	157,715
4.000%, 09/15/2024 (Pre-refunded to 09/15/2023)	360,000	371,268
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	700,937
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,462,098
4.000%, 09/15/2025 (6)	765,000	788,783
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	202,409
4.000%, 09/15/2025 (Pre-refunded to 09/15/2023)	375,000	386,737
5.000%, 11/01/2025	245,000	257,411
5.000%, 02/15/2026 (Insured by AGM)	500,000	551,023
5.000%, 02/15/2026	1,000,000	1,098,153
3.000%, 08/15/2026 (Callable 08/15/2024)	1,085,000	1,105,343
2.250%, 11/01/2026 (Callable 04/21/2022)	1,250,000	1,253,314
4.000%, 09/15/2027 (6)	830,000	861,835
5.000%, 10/01/2027 (Callable 10/01/2022)	380,000	385,976
5.000%, 11/15/2027 (Callable 11/15/2024)	930,000	1,000,599
5.000%, 08/15/2029 (Callable 08/15/2027)	720,000	819,012
5.000%, 09/15/2029 (Pre-refunded to 09/15/2023)	1,365,000	1,427,133
5.000%, 11/01/2029 (Callable 11/01/2026)	500,000	536,932
5.000%, 12/15/2029 (Callable 12/15/2024)	130,000	139,658
5.000%, 09/15/2030 (Pre-refunded to 09/15/2023)	500,000	522,759
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	190,000	195,340
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	560,000	580,467
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	575,000	610,305
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	3,100,000	3,441,304
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	5,300,000	5,649,042
0.710%, 02/15/2053 (Callable 04/01/2022)(Optional Put Date 04/05/2022) (1)	7,000,000	7,000,000
1.010%, 08/15/2054 (SIFMA Municipal Swap Index + 0.550%)(Callable 07/26/2022)(Mandatory Tender Date 07/26/2023) (2)	395,000	395,549
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	185,000	188,288
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	405,000	416,238
1.600%, 11/01/2048 (Callable 05/02/2022)(Mandatory Tender Date 11/01/2022) (1)	430,000	430,058
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)	690,000	720,135
3.000%, 03/01/2052 (Callable 09/01/2030)	3,275,000	3,290,839
Total Wisconsin (Cost $64,121,409)		62,980,092	3.0%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board:
5.000%, 06/15/2023	675,000	696,459
5.000%, 06/15/2024	735,000	776,285
5.000%, 06/15/2025	950,000	1,023,116
5.000%, 06/15/2026	340,000	370,962
4.000%, 06/15/2029 (Callable 06/15/2025)	1,540,000	1,618,511
4.000%, 06/15/2030 (Callable 06/15/2025)	1,400,000	1,467,402
County of Laramie WY,
4.000%, 05/01/2028	440,000	478,346
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	645,000	658,940
3.750%, 12/01/2049 (Callable 12/01/2028)	1,425,000	1,455,324
3.000%, 06/01/2050 (Callable 12/01/2030)(Insured by GNMA)	3,975,000	3,995,330
Total Wyoming (Cost $13,148,642)		12,540,675	0.6%
Total Municipal Bonds (Cost $2,171,432,022)		2,116,950,383	99.8%

Closed-End Investment Companies	Shares
Nuveen AMT-Free Municipal Credit Income Fund, Series B Preferred Shares,
0.660%, 03/01/2029 (1)	10,000	10,000,000
Nuveen AMT-Free Municipal Credit Income Fund, Series C Preferred Shares,
0.660%, 12/01/2031 (1)	3,000	3,000,000
Nuveen AMT-Free Quality Municipal Income Fund, Series D Preferred Shares,
0.660%, 03/01/2029 (1)	12,000	12,000,000
Total Closed-End Investment Companies (Cost $25,000,000)		25,000,000	1.2%
Total Long-Term Investments (Cost $2,196,432,022)		2,141,950,383	101.0%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.37% (4)	496,577	496,577
Total Short-Term Investment (Cost $496,577)		496,577	0.0%
Total Investments (Cost $2,196,928,599)		2,142,446,960	101.0%
Liabilities in Excess of Other Assets		(20,317,381)	(1.0)%
TOTAL NET ASSETS		$2,122,129,579	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $122,850,062, which represented 5.79% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$2,116,950,383	$–	$2,116,950,383
Closed-End Investment Companies	–	25,000,000	–	25,000,000
Total Long-Term Investments	–	2,141,950,383	–	2,141,950,383
Short-Term Investment
Money Market Mutual Fund	496,577	–	–	496,577
Total Short-Term Investment	496,577	–	–	496,577
Total Investments	$496,577	$2,141,950,383	$–	$2,142,446,960

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.